UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

(303) 623-2577

(Registrant’s telephone number, including area code)

Nicholas Adams, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1.	Reports to Stockholders.

(a)

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	11
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	17
Beacon Planned Return Strategy Fund	18
Financial Highlights	20
Notes to Financial Statements	27
Additional Information	39

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2024 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2024)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Beacon Accelerated Return Strategy Fund – Institutional Class	13.40%	21.82%	6.48%	9.75%	9.40%
CBOE S&P 500 BuyWrite Index	10.45%	11.89%	6.18%	5.93%	5.23%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2024 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares (as reported in the February 1, 2024 Prospectus), are 1.28% and 1.28%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Top Ten Holdings

Option Contract	Expiration Date	Strike Price	% of Net Assets*
S&P 500® Mini Index	8/14/24	$0.01	10.38%
S&P 500® Mini Index	4/12/24	$0.01	10.13%
S&P 500® Mini Index	5/14/24	$0.01	10.12%
S&P 500® Mini Index	6/14/24	$0.01	9.83%
S&P 500® Mini Index	7/12/24	$0.01	9.83%
S&P 500® Mini Index	10/14/24	$0.01	9.53%
S&P 500® Mini Index	9/13/24	$0.01	9.25%
S&P 500® Mini Index	11/14/24	$0.01	8.96%
S&P 500® Mini Index	12/13/24	$0.01	8.95%
S&P 500® Mini Index	1/14/25	$0.01	8.67%
Top Ten Holdings			95.65%

Asset Allocation	% of Net Assets*
Purchased Option Contracts	114.72%
Written Option Contracts	-20.76%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	6.04%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2024	3

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2024 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2024)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Beacon Planned Return Strategy Fund – Institutional Class	9.27%	15.53%	6.60%	8.05%	7.59%
CBOE S&P 500 BuyWrite Index	10.45%	11.89%	6.18%	5.93%	5.23%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2024 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares as reported in the (February 1, 2024 Prospectus), 1.21% and 1.21%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Top Ten Holdings

Option Contract	Expiration Date	Strike Price	% of Net Assets*
S&P 500® Mini Index	10/14/24	$56.75	8.96%
S&P 500® Mini Index	11/14/24	$58.75	8.80%
S&P 500® Mini Index	9/13/24	$58.45	7.80%
S&P 500® Mini Index	8/14/24	$58.05	7.37%
S&P 500® Mini Index	5/14/24	$53.60	7.06%
S&P 500® Mini Index	2/14/25	$65.20	6.82%
S&P 500® Mini Index	7/12/24	$58.82	6.73%
S&P 500® Mini Index	4/12/24	$53.98	6.67%
S&P 500® Mini Index	3/14/25	$67.18	6.66%
S&P 500® Mini Index	6/14/24	$57.46	6.62%
Top Ten Holdings			73.49%

Asset Allocation	% of Net Assets*
Purchased Option Contracts	129.41%
Written Option Contracts	-30.45%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.04%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2024	5

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 - March 31, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Beacon Accelerated Return Strategy Fund
Institutional Class
Actual	$ 1,000.00	$1,134.00	1.28%	$ 6.83
Hypothetical (5% return before expenses)	$ 1,000.00	$1,018.60	1.28%	$ 6.46
Beacon Planned Return Strategy Fund
Institutional Class
Actual	$ 1,000.00	$1,092.70	1.20%	$ 6.28
Hypothetical (5% return before expenses)	$ 1,000.00	$1,019.00	1.20%	$ 6.06

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2024	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

  March 31, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (114.72%)
Call Option Contracts (114.72%)
S&P 500® Mini Index:
Goldman Sachs	04/12/2024	$0.01	180	$9,457,829	$9,453,645
Goldman Sachs	04/12/2024	413.31	180	9,457,829	2,031,625
Goldman Sachs	05/14/2024	0.01	180	9,457,829	9,448,286
Goldman Sachs	05/14/2024	412.58	180	9,457,829	2,077,595
Goldman Sachs	06/14/2024	0.01	175	9,195,112	9,177,954
Goldman Sachs	06/14/2024	440.43	175	9,195,113	1,573,010
Goldman Sachs	07/12/2024	0.01	175	9,195,113	9,173,354
Goldman Sachs	07/12/2024	451.24	175	9,195,113	1,427,837
Goldman Sachs	08/14/2024	0.01	185	9,720,547	9,691,064
Goldman Sachs	08/14/2024	444.94	185	9,720,547	1,666,684
Goldman Sachs	09/13/2024	0.01	165	8,669,678	8,636,925
Goldman Sachs	09/13/2024	435.48	95	4,991,633	960,463
Goldman Sachs	09/13/2024	448.04	70	3,678,045	625,729
Goldman Sachs	10/14/2024	0.01	170	8,932,395	8,893,222
Goldman Sachs	10/14/2024	435.48	40	2,101,740	413,131
Goldman Sachs	10/14/2024	450.74	130	6,830,655	1,160,419
Goldman Sachs	11/14/2024	0.01	160	8,406,960	8,364,755
Goldman Sachs	11/14/2024	471.84	160	8,406,960	1,176,627
Goldman Sachs	12/13/2024	0.01	160	8,406,960	8,358,266
Goldman Sachs	12/13/2024	471.84	25	1,313,588	190,086
Goldman Sachs	12/13/2024	476.48	135	7,093,373	970,173
Goldman Sachs	01/14/2025	0.01	155	8,144,243	8,096,540
Goldman Sachs	01/14/2025	476.48	40	2,101,740	298,552
Goldman Sachs	01/14/2025	501.57	115	6,042,503	631,452
Goldman Sachs	02/14/2025	0.01	45	2,364,458	2,349,018
Goldman Sachs	02/14/2025	501.57	45	2,364,458	259,238

				183,902,250	107,105,650
TOTAL PURCHASED OPTION CONTRACTS
(Cost $84,039,996)				$183,902,250	$107,105,650

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

        March 31, 2024 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (9.77%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.930%	357,749	$357,749
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.250%	8,764,284	8,764,284
			9,122,033
TOTAL SHORT TERM INVESTMENTS
(Cost $9,122,033)			9,122,033

TOTAL INVESTMENTS (124.49%)
(Cost $93,162,029)			$116,227,683

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.49%)			(22,860,951)

NET ASSETS (100.00%)			$93,366,732

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

  March 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS (20.76%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (20.76%)
S&P 500® Mini Index
Goldman Sachs	04/12/24	$451.54	(360)	$591,462	$(18,915,660)	$(2,691,616)
Goldman Sachs	05/14/24	450.29	(360)	563,382	(18,915,660)	(2,814,220)
Goldman Sachs	06/14/24	478.09	(350)	549,483	(18,390,225)	(1,880,873)
Goldman Sachs	07/12/24	486.98	(350)	528,833	(18,390,225)	(1,692,189)
Goldman Sachs	08/14/24	483.65	(370)	601,602	(19,441,095)	(2,017,635)
Goldman Sachs	09/13/24	472.93	(190)	292,023	(9,983,265)	(1,268,051)
Goldman Sachs	09/13/24	485.90	(140)	216,713	(7,356,090)	(775,699)
Goldman Sachs	10/14/24	475.33	(80)	130,717	(4,203,480)	(538,682)
Goldman Sachs	10/14/24	485.67	(260)	368,670	(13,661,310)	(1,520,917)
Goldman Sachs	11/14/24	506.76	(320)	447,027	(16,813,920)	(1,453,635)
Goldman Sachs	12/13/24	510.06	(50)	73,848	(2,627,175)	(229,377)
Goldman Sachs	12/13/24	512.45	(270)	376,907	(14,186,745)	(1,184,416)
Goldman Sachs	01/14/25	514.60	(80)	117,596	(4,203,480)	(363,637)
Goldman Sachs	01/14/25	539.94	(230)	361,089	(12,085,005)	(672,312)
Goldman Sachs	02/14/25	541.95	(90)	152,996	(4,728,915)	(277,051)

TOTAL WRITTEN OPTION CONTRACTS				$5,372,348	$(183,902,250)	$(19,380,310)

See Notes to Financial Statements.

10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

            March 31, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (129.41%)
Call Option Contracts (128.13%)
S&P 500® Mini Index:
Goldman Sachs	04/12/2024	$53.60	250	$13,135,875	$11,793,277
Goldman Sachs	04/12/2024	53.98	525	27,585,338	24,745,975
Goldman Sachs	04/12/2024	412.61	525	27,585,338	5,962,210
Goldman Sachs	04/12/2024	412.70	250	13,135,875	2,836,905
Goldman Sachs	05/14/2024	53.60	555	29,161,642	26,178,514
Goldman Sachs	05/14/2024	57.46	220	11,559,570	10,292,735
Goldman Sachs	05/14/2024	412.70	555	29,161,642	6,399,327
Goldman Sachs	05/14/2024	440.41	220	11,559,570	1,934,047
Goldman Sachs	06/14/2024	57.46	525	27,585,338	24,552,126
Goldman Sachs	06/14/2024	58.82	225	11,822,288	10,492,089
Goldman Sachs	06/14/2024	440.41	525	27,585,338	4,720,051
Goldman Sachs	06/14/2024	451.93	225	11,822,288	1,771,261
Goldman Sachs	07/12/2024	58.05	215	11,296,853	10,041,443
Goldman Sachs	07/12/2024	58.82	535	28,110,773	24,946,286
Goldman Sachs	07/12/2024	445.60	215	11,296,853	1,869,988
Goldman Sachs	07/12/2024	451.93	535	28,110,773	4,329,943
Goldman Sachs	08/14/2024	58.05	585	30,737,947	27,317,263
Goldman Sachs	08/14/2024	58.45	170	8,932,395	7,931,686
Goldman Sachs	08/14/2024	445.60	585	30,737,947	5,233,929
Goldman Sachs	08/14/2024	446.13	170	8,932,395	1,512,482
Goldman Sachs	09/13/2024	56.75	150	7,881,525	7,021,156
Goldman Sachs	09/13/2024	58.45	620	32,576,969	28,917,916
Goldman Sachs	09/13/2024	437.67	150	7,881,525	1,485,747
Goldman Sachs	09/13/2024	446.13	620	32,576,969	5,652,028
Goldman Sachs	10/14/2024	56.75	710	37,305,884	33,227,545
Goldman Sachs	10/14/2024	437.67	710	37,305,884	7,189,231
Goldman Sachs	11/14/2024	58.75	700	36,780,449	32,616,823
Goldman Sachs	11/14/2024	450.97	700	36,780,449	6,419,765
Goldman Sachs	12/13/2024	61.50	275	14,449,463	12,736,304
Goldman Sachs	12/13/2024	62.35	440	23,119,140	20,341,313
Goldman Sachs	12/13/2024	472.00	275	14,449,463	2,087,239
Goldman Sachs	12/13/2024	475.92	440	23,119,140	3,182,613
Goldman Sachs	01/14/2025	62.35	525	27,585,338	24,281,788
Goldman Sachs	01/14/2025	65.20	175	9,195,113	8,046,049
Goldman Sachs	01/14/2025	475.92	525	27,585,338	3,942,678
Goldman Sachs	01/14/2025	502.48	175	9,195,113	949,017
Goldman Sachs	02/14/2025	65.20	550	28,898,925	25,281,661
Goldman Sachs	02/14/2025	67.18	125	6,567,938	5,721,926
Goldman Sachs	02/14/2025	502.48	550	28,898,924	3,131,570
Goldman Sachs	02/14/2025	512.99	125	6,567,938	621,425
Goldman Sachs	03/14/2025	67.18	540	28,373,490	24,700,426
Goldman Sachs	03/14/2025	512.99	540	28,373,490	2,800,729
				905,324,505	475,216,486

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	11

Beacon Planned Return Strategy Fund	Portfolio of Investments

            March 31, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (129.41%) (continued)
Put Option Contracts (1.27%)
S&P 500® Mini Index:
Goldman Sachs	04/12/2024	$412.61	525	$27,585,338	$2,662
Goldman Sachs	04/12/2024	412.70	250	13,135,875	1,269
Goldman Sachs	05/14/2024	412.70	555	29,161,642	13,200
Goldman Sachs	05/14/2024	440.41	220	11,559,570	8,018
Goldman Sachs	06/14/2024	440.41	525	27,585,338	43,572
Goldman Sachs	06/14/2024	451.93	225	11,822,288	23,300
Goldman Sachs	07/12/2024	445.60	215	11,296,853	32,778
Goldman Sachs	07/12/2024	451.93	535	28,110,773	91,730
Goldman Sachs	08/14/2024	445.60	585	30,737,947	135,037
Goldman Sachs	08/14/2024	446.13	170	8,932,395	39,582
Goldman Sachs	09/13/2024	437.67	150	7,881,525	40,731
Goldman Sachs	09/13/2024	446.13	620	32,576,969	191,175
Goldman Sachs	10/14/2024	437.67	710	37,305,884	242,986
Goldman Sachs	11/14/2024	450.97	700	36,780,449	371,573
Goldman Sachs	12/13/2024	472.00	275	14,449,463	229,054
Goldman Sachs	12/13/2024	475.92	440	23,119,140	383,336
Goldman Sachs	01/14/2025	475.92	525	27,585,338	505,087
Goldman Sachs	01/14/2025	502.48	175	9,195,113	249,367
Goldman Sachs	02/14/2025	502.48	550	28,898,925	847,919
Goldman Sachs	02/14/2025	512.99	125	6,567,938	225,620
Goldman Sachs	03/14/2025	512.99	540	28,373,490	1,032,613
				452,662,253	4,710,609
TOTAL PURCHASED OPTION CONTRACTS
(Cost $388,200,853)				$1,357,986,758	$479,927,095

7 Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.15%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.930%	1,884,957	$1,884,957
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.250%	2,376,435	2,376,435
			4,261,392
TOTAL SHORT TERM INVESTMENTS
(Cost $4,261,392)			4,261,392

TOTAL INVESTMENTS (130.56%)
(Cost $392,462,245)			$484,188,487

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.56%)			(113,342,550)

NET ASSETS (100.00%)			$370,845,937

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.

12	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

    March 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS (30.45%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.66%)
S&P 500® Mini Index
Goldman Sachs	04/12/24	$371.35	(525)	$718,699	$(27,585,338)	$(1,263)
Goldman Sachs	04/12/24	371.43	(250)	330,738	(13,135,875)	(602)
Goldman Sachs	05/14/24	371.43	(555)	774,753	(29,161,642)	(7,440)
Goldman Sachs	05/14/24	396.37	(220)	230,549	(11,559,570)	(4,167)
Goldman Sachs	06/14/24	396.37	(525)	587,449	(27,585,338)	(22,089)
Goldman Sachs	06/14/24	406.74	(225)	218,689	(11,822,288)	(10,934)
Goldman Sachs	07/12/24	401.04	(215)	238,209	(11,296,853)	(16,280)
Goldman Sachs	07/12/24	406.74	(535)	551,559	(28,110,773)	(43,881)
Goldman Sachs	08/14/24	401.52	(170)	161,151	(8,932,395)	(20,730)
Goldman Sachs	08/14/24	401.04	(585)	696,706	(30,737,947)	(70,897)
Goldman Sachs	09/13/24	393.90	(150)	164,544	(7,881,525)	(22,701)
Goldman Sachs	09/13/24	401.52	(620)	639,189	(32,576,969)	(103,141)
Goldman Sachs	10/14/24	393.90	(710)	824,283	(37,305,884)	(139,348)
Goldman Sachs	11/14/24	405.87	(700)	697,873	(36,780,449)	(207,400)
Goldman Sachs	12/13/24	424.80	(275)	289,839	(14,449,463)	(120,693)
Goldman Sachs	12/13/24	428.33	(440)	446,139	(23,119,140)	(198,895)
Goldman Sachs	01/14/25	452.23	(175)	175,867	(9,195,113)	(121,746)
Goldman Sachs	01/14/25	428.33	(525)	568,025	(27,585,338)	(269,162)
Goldman Sachs	02/14/25	452.23	(550)	598,374	(28,898,925)	(431,414)
Goldman Sachs	02/14/25	461.69	(125)	136,869	(6,567,938)	(112,330)
Goldman Sachs	03/14/25	461.69	(540)	635,015	(28,373,490)	(531,282)
				9,684,519	(452,662,253)	(2,456,395)
Call Option Contracts - (29.79%)
S&P 500® Mini Index
Goldman Sachs	04/12/24	435.89	(500)	1,059,475	(26,271,750)	(4,518,057)
Goldman Sachs	04/12/24	437.86	(1,050)	2,346,699	(55,170,675)	(9,281,781)
Goldman Sachs	05/14/24	437.75	(1,110)	2,458,596	(58,323,285)	(10,049,564)
Goldman Sachs	05/14/24	463.53	(440)	918,698	(23,119,140)	(2,867,576)
Goldman Sachs	06/14/24	465.43	(1,050)	2,319,399	(55,170,675)	(6,901,834)
Goldman Sachs	06/14/24	474.26	(450)	863,078	(23,644,575)	(2,580,355)
Goldman Sachs	07/12/24	469.26	(430)	931,358	(22,593,705)	(2,777,122)
Goldman Sachs	07/12/24	475.93	(1,070)	2,132,458	(56,221,545)	(6,248,338)
Goldman Sachs	08/14/24	469.15	(340)	714,663	(17,864,790)	(2,297,254)
Goldman Sachs	08/14/24	471.49	(1,170)	2,658,181	(61,475,895)	(7,655,658)
Goldman Sachs	09/13/24	461.96	(300)	673,188	(15,763,050)	(2,298,144)
Goldman Sachs	09/13/24	471.38	(1,240)	2,734,138	(65,153,940)	(8,446,787)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

Beacon Planned Return Strategy Fund	Portfolio of Investments

  March 31, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	10/14/24	$463.80	(1,420)	$3,341,204	$(74,611,770)	$(11,003,534)
Goldman Sachs	11/14/24	475.23	(1,400)	3,018,345	(73,560,900)	(9,873,920)
Goldman Sachs	12/13/24	496.69	(550)	1,168,728	(28,898,925)	(3,074,155)
Goldman Sachs	12/13/24	499.00	(880)	1,792,519	(46,238,280)	(4,736,218)
Goldman Sachs	01/14/25	500.67	(1,050)	2,246,951	(55,170,675)	(5,836,508)
Goldman Sachs	01/14/25	526.70	(350)	775,234	(18,390,225)	(1,306,020)
Goldman Sachs	02/14/25	528.71	(1,100)	2,598,148	(57,797,850)	(4,268,910)
Goldman Sachs	02/14/25	539.41	(250)	585,738	(13,135,875)	(814,681)
Goldman Sachs	03/14/25	541.46	(1,080)	2,642,709	(56,746,980)	(3,642,883)
				37,979,507	(905,324,505)	(110,479,299)

TOTAL WRITTEN OPTION CONTRACTS				$47,664,026	$(1,357,986,758)	$(112,935,694)

See Notes to Financial Statements.

14	www.beacontrust.com

Beacon Funds Trust	Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $93,162,029 and $392,462,245)	$116,227,683	$484,188,487
Receivable for shares sold	–	59,980
Dividends and interest receivable	26,907	33,190
Other assets	15,976	25,759
Total Assets	116,270,566	484,307,416

LIABILITIES:
Written options, at value (premiums received $5,372,348 and $47,664,026)	19,380,310	112,935,694
Payable for administration and transfer agent fees	33,304	143,201
Payable for shares redeemed	3,370,329	–
Payable to adviser	81,970	313,302
Payable for distribution and service fees	19,531	30,923
Payable for printing fees	1,552	5,045
Payable for professional fees	13,676	21,363
Payable for trustees' fees and expenses	175	1,037
Payable to Chief Compliance Officer fees	715	2,543
Accrued expenses and other liabilities	2,272	8,371
Total Liabilities	22,903,834	113,461,479
NET ASSETS	$93,366,732	$370,845,937

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$82,593,584	$341,724,412
Total distributable earnings	10,773,148	29,121,525
NET ASSETS	$93,366,732	$370,845,937

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per
share	$10.83	$10.86
Net Assets	$93,366,732	$370,845,937
Shares of beneficial interest outstanding	8,622,707	34,148,755

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	15

Beacon Funds Trust	Statements of Operations

For the Period Ended March 31, 2024 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$82,916	$173,331
Total Investment Income	82,916	173,331

EXPENSES:
Investment advisory fees (Note 7)	465,834	1,808,377
Administration fees	49,585	171,880
Shareholder service fees Institutional Class	29,475	70,329
Custody fees	3,030	3,476
Legal fees	4,000	13,976
Audit and tax fees	10,381	10,436
Transfer agent fees	15,693	29,995
Trustees' fees and expenses	5,255	19,443
Registration and filing fees	6,071	7,229
Printing fees	1,388	4,560
Chief Compliance Officer fees	4,045	15,496
Insurance fees	730	2,880
Other expenses	2,119	4,153
Total Expenses	597,606	2,162,230
NET INVESTMENT LOSS	(514,690)	(1,988,899)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	12,720,117	44,772,458
Written options contracts	(4,260,538)	(18,351,920)
Net realized gain	8,459,579	26,420,538
Change in unrealized appreciation/(depreciation) on:
Investments	19,931,130	88,977,235
Written options contracts	(16,227,285)	(81,371,251)
Net change	3,703,845	7,605,984

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	12,163,424	34,026,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,648,734	$32,037,623

See Notes to Financial Statements.

16	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(514,690)	$(991,633)
Net realized gain on investments and written options	8,459,579	3,098,622
Net change in unrealized appreciation on investments and written options	3,703,845	17,120,497
Net increase in net assets resulting from operations	11,648,734	19,227,486

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	1,161,437	1,979,427
Shares redeemed	(6,755,596)	(11,496,513)
Net decrease from beneficial share transactions	(5,594,159)	(9,517,086)
Net increase in net assets	6,054,575	9,710,400

NET ASSETS:
Beginning of period	87,312,157	77,601,757
End of period	$93,366,732	$87,312,157

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	17

Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(1,988,899)	$(3,843,351)
Net realized gain on investments and written options	26,420,538	11,988,827
Net change in unrealized appreciation on investments and written options	7,605,984	53,903,979
Net increase in net assets resulting from operations	32,037,623	62,049,455

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(20,445,278)	–
Total distributions	(20,445,278)	–

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	13,536,744	5,572,509
Dividends reinvested	18,074,605	–
Shares redeemed	(24,541,703)	(21,715,754)
Net increase/(decrease) from beneficial share transactions	7,069,646	(16,143,245)
Net increase in net assets	18,661,991	45,906,210

NET ASSETS:
Beginning of period	352,183,946	306,277,736
End of period	$370,845,937	$352,183,946

See Notes to Financial Statements.

18	www.beacontrust.com

Intentionally Left Blank

Beacon Accelerated

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)
Net investment loss

PORTFOLIO TURNOVER RATE(e)(f)

See Notes to Financial Statements.

20	www.beacontrust.com

Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$9.55		$7.66	$11.66	$10.74	$10.15	$11.30

(0.06)		(0.10)	(0.12)	(0.14)	(0.12)	(0.11)
1.34		1.99	(1.46)	1.93	1.15	0.37
1.28		1.89	(1.58)	1.79	1.03	0.26

–		–	(2.38)	(0.87)	(0.44)	(1.41)
–		–	(0.04)	–	–	–
–		–	(2.42)	(0.87)	(0.44)	(1.41)
1.28		1.89	(4.00)	0.92	0.59	(1.15)
$10.83		$9.55	$7.66	$11.66	$10.74	$10.15

13.40%		24.67%	(18.13%)	17.42%	10.32%	5.09%

$93,367		$87,312	$77,602	$119,714	$116,041	$119,042

1.28	%(d)	1.27%	1.23%	1.22%	1.22%	1.20%
(1.10	%)(d)	(1.11%)	(1.21%)	(1.22%)	(1.21%)	(1.16%)
0%		0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during period ended March 31, 2024 in the amount of 0.00% and the years ended September 30, 2019-2023, respectively, in the amount of 0.14% 0.00%, 0.00%, 0.00%, and 0.00% of average net assets of Institutional Class shares.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	21

Beacon Accelerated

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

22	www.beacontrust.com

Intentionally Left Blank

Beacon Planned

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)
Net investment loss

PORTFOLIO TURNOVER RATE(e)(f)

See Notes to Financial Statements.

24	www.beacontrust.com

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$10.52		$8.72	$11.13	$10.49	$10.44	$10.73

(0.06)		(0.11)	(0.12)	(0.13)	(0.12)	(0.11)
1.01		1.91	(0.85)	1.31	0.85	0.62
0.95		1.80	(0.97)	1.18	0.73	0.51

(0.61)		–	(1.41)	(0.54)	(0.68)	(0.80)
–		–	(0.03)	–	–	–
(0.61)		–	(1.44)	(0.54)	(0.68)	(0.80)
0.34		1.80	(2.41)	0.64	0.05	(0.29)
$10.86		$10.52	$8.72	$11.13	$10.49	$10.44

9.27%		20.64%	(10.41%)	11.53%	7.21%	5.77%

$370,846		$352,184	$306,278	$362,773	$315,389	$306,524

1.20	%(d)	1.21%	1.19%	1.19%	1.20%	1.17%
(1.10	%)(d)	(1.14%)	(1.18%)	(1.19%)	(1.19%)	(1.13%)
0%		0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during period ended March 31, 2024 in the amount of 0.00% and the years ended September 30, 2019-2023, respectively, in the amount of 0.14% 0.00%, 0.00%, 0.00%, and 0.00% of average net assets of Institutional Class shares.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	25

Beacon Planned

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(e)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(f)	Portfolio turnover rate for periods less than one year have not been annualized.

See Notes to Financial Statements.

26	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange ("FLEX") Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Semi-Annual Report | March 31, 2024	27

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

28	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$107,105,650	$–	$107,105,650
Short Term Investments	9,122,033	–	–	9,122,033
Total	$9,122,033	$107,105,650	$–	$116,227,683

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(19,380,310)	$–	$(19,380,310)
Total	$–	$(19,380,310)	$–	$(19,380,310)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$479,927,095	$–	$479,927,095
Short Term Investments	4,261,392	–	–	4,261,392
Total	$4,261,392	$479,927,095	$–	$484,188,487

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(112,935,694)	$–	$(112,935,694)
Total	$–	$(112,935,694)	$–	$(112,935,694)

There were no Level 3 securities held during the period ended March 31, 2024.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Semi-Annual Report | March 31, 2024	29

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

30	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Semi-Annual Report | March 31, 2024	31

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The average option contract notional amount during the six months ended March 31, 2024, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$181,704,649
Written Option Contracts	Notional value of contracts outstanding	$181,704,649

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,269,176,581
Written Option Contracts	Notional value of contracts outstanding	$1,269,176,581

32	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2024:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$107,105,650	Written Options, at value	$19,380,310
		$107,105,650		$19,380,310

Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$479,927,095	Written Options, at value	$112,935,694
		$479,927,095		$112,935,694

Semi-Annual Report | March 31, 2024	33

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2024:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$12,722,432	$19,931,130
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(4,260,538)	(16,227,285)
Total		$8,461,894	$3,703,845
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$44,784,581	$88,977,235
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(18,351,920)	(81,371,251)
Total		$26,432,661	$7,605,984

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

No distributions were paid by the Funds during the fiscal year ended September 30, 2023.

34	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2024, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$23,065,654	$113,009,240
Gross unrealized depreciation (excess of tax cost over value)(a)	(14,007,963)	(86,554,667)
Net unrealized appreciation	$9,057,691	$26,454,573
Cost of investments for income tax purposes	$93,162,029	$392,462,245

(a)	Includes appreciation/(depreciation) on written options.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2024, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2024	35

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Beacon Accelerated Return Strategy Fund
Institutional Class
Shares sold	115,524	220,172
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(636,933)	(1,206,376)
Net decrease in shares outstanding	(521,409)	(986,204)

Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	1,280,562	561,038
Shares issued in reinvestment of distributions to shareholders	1,724,676	–
Shares redeemed	(2,326,808)	(2,215,011)
Net increase/(decrease) in shares outstanding	678,430	(1,653,973)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the outstanding shares of the Beacon Accelerated Return Strategy Fund are held by one omnibus account. Approximately 88% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement shall continue at least through January 31, 2025, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2)  the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the six months ended March 31, 2024.

36	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the year ended March 31, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Funds are disclosed in the Statements of Operations.

Semi-Annual Report | March 31, 2024	37

Beacon Funds Trust	Notes to Financial Statements

March 31, 2024 (Unaudited)

8. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Funds pay ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management continues to evaluate the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

38	www.beacontrust.com

Beacon Funds Trust	Additional Information

March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-866-377-8090 or by writing to Beacon Trust at 163 Madison Avenue, Suite 600, Morristown, New Jersey 07960.

Semi-Annual Report | March 31, 2024	39

Beacon Funds

This material must be preceded by a prospectus.
The Beacon Funds are distributed by ALPS Distributors, Inc.

BRIGADE
CAPITAL MANAGEMENT

BRIGADE HIGH INCOME FUND SEMI-ANNUAL REPORT

March 31, 2024

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Additional Information	26
Privacy Policy	27

Brigade High Income Fund	Shareholder Letter
March 31, 2024 (Unaudited)

March 31, 2024

Dear Shareholders,

We thank you for your continued support of and investment in the Brigade High Income Fund (the “Fund”).

Inflation and the potential path of interest rates remained top of mind for investors over the last six months. Throughout the fourth quarter of last year, markets started to anticipate multiple interest rate cuts for 2024 given a growing belief that the U.S. Federal Reserve had orchestrated a soft landing. However, that sentiment shifted quickly over more recent months as inflation has proven to be extremely stubborn, modestly increasing from year-end levels and driving the expected number of rate cuts lower. Investors quickly pivoted with this shift in monetary policy expectations, moving from longer duration assets (high yield and investment grade bonds) in late-2023 to shorter duration assets (bank loans) assets in 2024. Despite this, the high yield market still managed to outperform bank loans for the last six months ending March 31, 2024.

The Fund entered October 2023 conservatively postured under the belief that, given higher for longer interest rates, a slowdown in growth would likely ensue causing a mild recession in the first half of 2024. This did not prove to be the case as growth and employment remained stronger than expected. This positioning resulted in the Fund lagging its primary benchmark, the ICE BofA US High Yield Constrained Index (the “High Yield Index”) and its secondary benchmark, the blended index of 60% ICE BofA US High Yield Constrained Index and 40% Credit Suisse Leveraged Loan Index (the “Blended Index”) in the fourth quarter on the broader rally in longer duration assets we noted above. However, the Fund maintained that positioning entering the first quarter and managed to outperform on the shift in sentiment. Overall, the Fund’s Founders share class returned +8.27% (net) over the six-month period ended March 31, 2024 slightly behind the High Yield Index (+8.69%) while outperforming the Blended Index (+7.40%).

The primary performance driver over the period was the Fund's weighting toward high yield bonds as several higher conviction positions within the Healthcare and Telecommunications sectors outperformed. Our emphasis on select lower-rated loans within the Fund's bank loan allocation proved beneficial as these were the largest contributor within the asset class.

Looking forward, the resilience of the U.S. economy over the Fed’s tightening cycle and the stickiness of inflation have led to the timing and magnitude of interest rate cuts to be a difficult conundrum for markets to price. While Fed Chair Powell’s remarks have strongly hinted at the easing of monetary policy in 2024, the data has not coincided with restrictive conditions and, thus, has led to an overall lack of clarity of the interest rate path going forward. Although economic performance has exceeded even the most optimistic of expectations, exiting the period we remain cautious as we believe the lag effects of tight monetary policy have yet to be fully felt. As such, we maintain our belief that slowdown in growth, as indicated by the recent U.S. GDP number, and a mild recession could take place later this year.

The key portfolio themes that we acted upon in the fall of 2023 remain in place given our view. We continue to be focused on catalyst driven opportunities, particularly in the lower rated loan cohort of the market, where mark to market prices of certain securities have strayed from their fundamental values. These high conviction opportunities have largely been concentrated in stressed sectors, such as Healthcare, Media, and Technology, where active credit investors are able to source positions that offer strong risk-reward tradeoffs. Given the uneasy macroeconomic landscape ahead, we are taking the opportunity to seek to monetize positions that have outperformed year to date and rotate into higher quality, secured bonds that we expect to protect on the downside in the event of a recessionary scenario taking hold.

We are actively monitoring our positioning as the macroeconomic situation unfolds, and we remain excited about the current opportunity set at our disposal.

Sincerely,

Brigade Capital Management, LP

Semi-Annual Report | March 31, 2024	1

Brigade High Income Fund	Portfolio Update
March 31, 2024 (Unaudited)

Average Annual Total Returns (as of March 31, 2024)

	1 Month	Quarter	6 Month	Since Inception*
Brigade High Income – Founders Class	1.46%	2.79%	8.38%	13.52%
ICE BofAML US High Yield Constrained Index(a)	1.19%	1.51%	8.69%	10.14%
Brigade High Income Fund – Institutional Class	1.55%	2.75%	8.17%	13.34%
ICE BofAML US High Yield Constrained Index(a)	1.19%	1.51%	8.69%	10.14%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 212-745-9700 or by visiting www.brigadefunds.com.

*	Fund’s inception dates are Founders Class May 1, 2023 and Institutional Class May 4, 2023.

(a)	The benchmark of the Fund is the ICE BofA U.S High Yield Constrained Index. The Index is maintained by ICE BofA Merrill Lynch and is comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Founders Class and Institutional Class shares (as reported in the February 1, 2024 Prospectus), are 0.81% and 0.75% and 0.82% and 0.82%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Performance of $10,000 Initial Investment (as of March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund's share classes since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	www.brigadefunds.com

Brigade High Income Fund	Portfolio Update
March 31, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

EPIC Y-Grade Services LP	1.89%
Tenet Healthcare Corp.	1.50%
TransDigm, Inc.	1.40%
Radiology Partners, Inc.	1.14%
Hilton Domestic Operating Co., Inc.	1.04%
Team Health Holdings, Inc.	1.04%
Global Medical Response, Inc.	1.04%
Team Health Holdings, Inc.	1.02%
Warhorse Gaming, LLC	1.01%
LifeScan Global Corp.	1.00%
Top Ten Holdings	12.08%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only. For more detailed information regarding listed holdings, please reference the Statement of Investments.

Sector Allocation (as a % of Net Assets)

Consumer, Non-Cyclical	19.56%
Consumer, Cyclical	17.48%
Communications	15.73%
Financial	11.98%
Energy	9.60%
Basic Materials	6.08%
Industrial	6.00%
Technology	5.51%
Health Care	1.03%
Oil & Gas	0.94%
Utilities	0.85%
Support Services	0.56%
Cash & Equivalents	4.68%
Total	100.00%

Semi-Annual Report | March 31, 2024	3

Brigade High Income Fund	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

Examples. As a shareholder of the Brigade High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 - March 31, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Brigade High Income Fund
Founders Class
Actual	$ 1,000.00	$1,083.80	0.52%	$ 2.71
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.40	0.52%	$ 2.63
Institutional Class
Actual	$ 1,000.00	$1,081.70	0.71%	$ 3.70
Hypothetical (5% return before expenses)	$ 1,000.00	$1,021.45	0.71%	$ 3.59

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

4	www.brigadefunds.com

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.72%)
Consumer, Cyclical (0.17%)
Libbey Glass Inc.(a)(b)	190,982	$883,292

Consumer, Non Cyclical (0.00%)
Aquity Holdings Inc Servco Equity (Escrow)(c)(d)	122,254	18,662

Energy (0.10%)
Greenfire Resources, Ltd.(a)	83,181	497,006

Health Care (0.26%)
Envision Healthcare Corp. Equity	155,885	1,325,022

Technology (0.19%)
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	962,582

TOTAL COMMON STOCKS
(Cost $4,273,414)		3,686,564

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (29.26%)
Basic Materials (0.46%)
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	$2,913,718	$2,374,680

Communications (3.27%)
CMG Media Corp.(e)	3M SOFR + 3.50%	12/17/2026	2,424,004	2,106,290
Hubbard Radio LLC(e)	1M US L + 4.25%, 1.00% Floor	4/30/2025	1,741,466	1,118,892
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	1,914,226	1,913,422
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	4,511,438	4,284,016
Viasat, Inc.(e)	1M US L + 4.50%, 0.50% Floor	5/30/2030	917,700	888,334
Windstream Services LLC(e)	1M SOFR + 6.25%, 1.00% Floor	9/21/2027	1,830,653	1,782,214
Xplornet Communications, Inc.(e)	3M US L + 4.00%, 0.50% Floor	10/2/2028	5,229,283	2,367,087
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.00%	3/9/2027	2,700,000	2,363,013
Total Communications				16,823,268

Consumer, Cyclical (4.87%)
American Greetings Corp.(e)	1M SOFR + 6.00%, 1.00% Floor	4/6/2028	2,328,856	2,330,021
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	2,487,342	2,432,944
Champ Acquisition Corp.(e)	3M US L + 5.50%	12/22/2025	1,623,427	1,625,457
ECL Entertainment LLC(e)	1M SOFR + 4.75%, 0.75% Floor	9/2/2030	3,054,650	3,063,050
J&J Ventures Gaming LLC(e)	1M SOFR + 4.25%, 0.75% Floor	4/26/2028	1,725,000	1,705,594
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,826,752	1,711,064
Mad Engine Global LLC(e)	3M US L + 7.00%, 1.00% Floor	7/16/2027	2,006,778	1,471,630
Mountaineer Merger Corp.(e)	3M SOFR + 7.00%, 0.75% Floor	10/26/2028	2,572,482	2,045,123
Premier Brands Group Holdings LLC(e)	1.00% Floor	3/20/2026	1,277,536	1,090,160
RH(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,458,301	2,391,853
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	5,083,743	5,185,418
Total Consumer, Cyclical				25,052,314

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	5

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (7.43%)
Bausch Health Americas, Inc.(e)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	$1,345,455	$1,047,773
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	5,085,462	4,322,643
Global Medical Response, Inc.(e)	3M SOFR + 4.25%, 1.00% Floor	3/14/2025	1,800,022	1,674,399
Global Medical Response, Inc.(e)	1M SOFR + 4.25%, 1.00% Floor	10/2/2025	3,387,367	3,152,385
KNS Midco Corp.(e)	1M SOFR + 6.25%, 0.75% Floor	4/21/2027	3,409,150	2,970,222
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	8,587,879	5,152,727
Naked Juice LLC(e)	3M SOFR + 3.25%, 0.50% Floor	1/24/2029	3,474,008	3,242,674
Phinia INC., TLB	1M SOFR + 4.00%	6/8/2028	2,544,002	2,540,822
Pluto Acquisition I, Inc.(e)	3M US L + 4.00%	6/22/2026	4,602,918	4,004,539
Radiology Partners TL B S+500 1/31/29(e)	3M SOFR + 5.00%	1/31/2029	733,086	696,431
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	2,045,743	1,722,802
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	1,303,499	1,097,729
Sabre GLBL, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	578,690	494,299
Team Health Holdings, Inc.(e)	3M SOFR + 5.25%, 1.00% Floor	3/2/2027	5,933,230	5,243,492
WW International, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	4/13/2028	1,891,701	826,049
Total Consumer, Non-cyclical				38,188,986

Energy (1.89%)
EPIC Y-Grade Services LP(e)	1M SOFR + 6.00%, 1.00% Floor	6/30/2027	9,722,458	9,710,305

Financials (2.15%)
Acrisure LLC(e)	1M US L + 3.50%	2/15/2027	3,765,939	3,757,880
HUB International, Ltd.(e)	3M SOFR + 5.32%, 0.75% Floor	6/20/2030	2,612,856	2,613,327
Obra Capital, Inc.(e)	1M SOFR + 6.00%	10/1/2026	5,457,717	4,673,170
Total Financials				11,044,377

Health Care (0.77%)
Envision Healthcare Operating, INC. TL 1L(e)	L + 8.25%	12/30/2027	4,038,449	3,955,176

Industrials (1.99%)
Arconic TL B S+375 8/19/30(e)	1M SOFR + 3.75%	8/19/2030	2,340,596	2,340,596
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,476,974	3,398,742
Iris Holding, Inc.(e)	3M SOFR + 4.75%, 0.50% Floor	6/28/2028	2,626,927	2,509,819
Spirit AeroSystems, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	1/15/2027	1,983,659	1,990,681
Total Industrials				10,239,838

Oil & Gas (0.94%)
New Fortress Energy 10/23 Cov-Lite(e)	L + 5.00%	10/27/2028	4,800,000	4,812,000

Support Services (0.56%)
DS Parents, INC. TLB 1L(e)	L + 5.50%	12/13/2030	2,905,000	2,858,694

See Notes to Financial Statements.

6	www.brigadefunds.com

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (4.93%)
Avaya Inc., TL(e)	1M SOFR + 1.50%	8/1/2028	$5,510,302	$4,882,513
BCP V Everise Acquisition LLC 1L(e)	L + 6.00%	12/20/2029	2,555,000	2,452,800
Castle US Holding Corp.(e)	1M SOFR + 3.75%	1/29/2027	1,359,080	953,299
Castle US Holding Corp.(e)	3M SOFR + 4.00%, 0.75% Floor	1/29/2027	1,487,288	1,032,431
Magenta Buyer LLC(e)	3M SOFR + 5.00%, 0.75% Floor	7/27/2028	6,050,375	3,557,984
Matrix Parent, Inc.(e)(f)	3M SOFR + 5.00%, 0.75% Floor	3/1/2029	1,994,370	1,352,841
Mavenir Systems, Inc.(e)	3M US L + 4.75%, 0.50% Floor	8/18/2028	5,169,446	3,627,245
Plusgrade 1/24(e)	3M SOFR + 4.50%	1/29/2031	2,500,000	2,500,000
Quest Software, Inc.(e)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	2,294,378	1,734,274
Sandvine Corp.(e)	3M SOFR + 4.50%	11/2/2025	4,436,539	3,253,448
Total Technology				25,346,835

TOTAL BANK LOANS
(Cost $153,273,027)				150,406,473

CONVERTIBLE CORPORATE BOND (0.19%)
Communications (0.19%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	103,950
Liberty Interactive LLC	3.750%	2/15/2030	2,260,000	864,450
Total Communications				968,400

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $691,527)				968,400

CORPORATE BOND (65.12%)
Basic Materials (5.62%)
ASP Unifrax Holdings, Inc.(g)	5.250%	9/30/2028	1,405,000	906,225
Axalta Coating Systems LLC(g)	3.375%	2/15/2029	3,515,000	3,148,992
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(g)	8.750%	7/15/2026	5,200,000	4,793,880
Cleveland-Cliffs, Inc.(g)	7.000%	3/15/2032	1,900,000	1,927,056
Domtar Corp.(g)	6.750%	10/1/2028	4,755,000	4,324,723
First Quantum Minerals, Ltd.(g)	8.625%	6/1/2031	3,115,000	3,025,925
First Quantum Minerals, Ltd.(g)	9.375%	3/1/2029	270,000	280,125
Iris Holdings, Inc.(e)(g)(h)	8.750%	2/15/2026	2,015,000	1,722,825
Mineral Resources, Ltd.(g)	8.500%	5/1/2030	2,500,000	2,574,237
Rain Carbon, Inc.(g)	12.250%	9/1/2029	2,030,000	2,103,080
Rain CII Carbon LLC / CII Carbon Corp.(g)	7.250%	4/1/2025	73,000	71,631
Tronox, Inc.(g)	4.625%	3/15/2029	4,460,000	3,993,355
Total Basic Materials				28,872,054

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	7

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (12.27%)
Altice Financing SA(g)	5.750%	8/15/2029	$1,375,000	$1,100,000
Altice France SA(g)	5.500%	10/15/2029	1,435,000	968,625
Beasley Mezzanine Holdings LLC(g)	8.625%	2/1/2026	3,765,000	2,265,186
CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.375%	6/1/2029	3,945,000	3,605,424
Ciena Corp.(g)	4.000%	1/31/2030	2,250,000	2,008,768
CMG Media Corp.(g)	8.875%	12/15/2027	2,010,000	1,321,575
CommScope Technologies LLC(g)	6.000%	6/15/2025	310,000	268,150
CommScope, Inc.(g)	8.250%	3/1/2027	2,050,000	958,668
CommScope, Inc.(g)	6.000%	3/1/2026	2,725,000	2,489,969
CommScope, Inc.(g)	7.125%	7/1/2028	1,750,000	697,703
CSC Holdings LLC(g)	6.500%	2/1/2029	1,710,000	1,447,700
CSC Holdings LLC(g)	7.500%	4/1/2028	1,100,000	739,750
Dish DBS Corp.	7.750%	7/1/2026	1,515,000	1,011,262
Dish DBS Corp.	7.375%	7/1/2028	1,205,000	572,375
Dish DBS Corp., Series WI	5.125%	6/1/2029	1,000,000	412,500
Dish DBS Corp.(g)	5.250%	12/1/2026	3,190,000	2,504,150
Gray Television, Inc.(g)	7.000%	5/15/2027	1,355,000	1,261,844
Gray Television, Inc.(g)	5.375%	11/15/2031	2,310,000	1,515,937
Gray Television, Inc.(g)	5.875%	7/15/2026	125,000	121,588
Gray Television, Inc.(g)	4.750%	10/15/2030	2,125,000	1,396,656
GrubHub Holdings, Inc.(g)	5.500%	7/1/2027	2,860,000	2,596,108
Level 3 Financing, Inc.(g)	4.500%	4/1/2030	885,000	553,125
Level 3 Financing, Inc.(g)	3.875%	10/15/2030	2,535,000	1,514,187
Level 3 Financing, Inc.(g)	10.750%	12/15/2030	500,000	516,250
Level 3 Financing, Inc.(g)	3.625%	1/15/2029	585,000	249,795
Level 3 Financing, Inc.(g)	10.500%	5/15/2030	1,750,000	1,789,375
Level 3 Financing, Inc.(g)	3.750%	7/15/2029	2,555,000	1,149,609
Level 3 Financing, Inc.(g)	11.000%	11/15/2029	949,309	989,655
Liberty Interactive LLC	8.500%	7/15/2029	1,625,000	997,982
Liberty Interactive LLC(i)	8.250%	2/1/2030	2,705,000	1,656,813
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	945,000	334,441
Lumen Technologies, Inc.(g)	4.125%	4/15/2029	425,000	267,750
Lumen Technologies, Inc.(g)	4.125%	4/15/2030	425,000	263,500
McGraw-Hill Education, Inc.(g)	5.750%	8/1/2028	2,800,000	2,626,633
Radiate Holdco LLC / Radiate Finance, Inc.(g)	4.500%	9/15/2026	3,995,000	3,176,025
Spanish Broadcasting System, Inc.(g)	9.750%	3/1/2026	3,525,000	1,677,900
T-Mobile USA, Inc.	3.500%	4/15/2031	1,500,000	1,353,415
T-Mobile USA, Inc.	3.375%	4/15/2029	635,000	587,762
Urban One, Inc.(g)	7.375%	2/1/2028	4,700,000	4,000,875
Viasat, Inc.(g)	6.500%	7/15/2028	900,000	695,250
Viasat, Inc.(g)	7.500%	5/30/2031	1,905,000	1,376,363
Vmed O2 UK Financing I PLC(g)	4.250%	1/31/2031	3,000,000	2,542,500
Windstream Escrow LLC / Windstream Escrow Finance Corp.(g)	7.750%	8/15/2028	3,950,000	3,656,002
Zayo Group Holdings, Inc.(g)	4.000%	3/1/2027	2,200,000	1,809,500
Total Communications				63,048,645

See Notes to Financial Statements.

8	www.brigadefunds.com

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (12.43%)
1011778 BC ULC / New Red Finance, Inc.(g)	4.375%	1/15/2028	$1,500,000	$1,419,375
1011778 BC ULC / New Red Finance, Inc.(g)	3.875%	1/15/2028	2,500,000	2,350,000
Academy, Ltd.(g)	6.000%	11/15/2027	2,000,000	1,970,000
Bath & Body Works, Inc.(g)	6.625%	10/1/2030	2,890,000	2,952,655
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(g)	4.875%	2/15/2030	535,000	479,526
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(g)	5.000%	6/15/2029	2,985,000	2,704,943
Caesars Entertainment, Inc.(g)	7.000%	2/15/2030	3,120,000	3,198,655
Carnival Corp.(g)	4.000%	8/1/2028	1,870,000	1,741,718
Carnival Corp.(g)	10.500%	6/1/2030	2,240,000	2,450,000
Carnival Holdings Bermuda, Ltd.(g)	10.375%	5/1/2028	3,360,000	3,664,898
Doman Building Materials Group, Ltd.(g)	5.250%	5/15/2026	1,220,000	861,639
Empire Communities Corp.(g)	7.000%	12/15/2025	2,500,000	2,512,500
Empire Resorts, Inc.(g)	7.750%	11/1/2026	4,630,000	4,293,457
Hilton Domestic Operating Co., Inc.(g)	4.000%	5/1/2031	5,970,000	5,335,773
International Game Technology PLC(g)	6.250%	1/15/2027	1,550,000	1,557,750
International Game Technology PLC(g)	5.250%	1/15/2029	940,000	908,525
Jacobs Entertainment, Inc.(g)	6.750%	2/15/2029	3,970,000	3,840,975
NCL Corp., Ltd.(g)	8.125%	1/15/2029	1,400,000	1,480,163
NCL Corp., Ltd.(g)	5.875%	2/15/2027	750,000	740,625
QVC, Inc.	4.750%	2/15/2027	3,430,000	3,048,196
QVC, Inc.	4.375%	9/1/2028	2,605,000	2,087,126
Studio City Finance, Ltd.(g)	5.000%	1/15/2029	1,665,000	1,466,482
United Airlines, Inc.(g)	4.375%	4/15/2026	2,520,000	2,431,800
Victoria's Secret & Co.(g)	4.625%	7/15/2029	1,875,000	1,537,500
Walgreens Boots Alliance, Inc.	4.800%	11/18/2044	2,185,000	1,838,947
Wynn Macau, Ltd.(g)	5.625%	8/26/2028	1,855,000	1,757,160
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(g)	7.125%	2/15/2031	1,645,000	1,702,627
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,564,822
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,004,131
Total Consumer, Cyclical				63,901,968

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (12.12%)
Akumin, Inc.(g)	8.000%	8/1/2028	$30,000	$25,009
Akumin, Inc.(g)(h)	9.000%	8/1/2027	4,910,000	4,271,700
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	6.500%	2/15/2028	2,330,000	2,345,727
Bausch Health Cos., Inc.(g)	5.500%	11/1/2025	330,000	311,025
Charles River Laboratories International, Inc.(g)	3.750%	3/15/2029	2,950,000	2,686,571
CPI CG, Inc.(g)	8.625%	3/15/2026	2,620,000	2,606,900
Embecta Corp.(g)	5.000%	2/15/2030	310,000	252,518
Embecta Corp.(g)	6.750%	2/15/2030	2,590,000	2,255,463
Global Medical Response, Inc.(g)	6.500%	10/1/2025	5,626,000	5,330,635
Medline Borrower LP(g)	3.875%	4/1/2029	2,825,000	2,570,750
Molina Healthcare, Inc.(g)	3.875%	11/15/2030	3,735,000	3,319,404
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,179,000
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,641,505
Post Holdings, Inc.(g)	6.250%	2/15/2032	430,000	434,038
Post Holdings, Inc.(g)	5.625%	1/15/2028	2,095,000	2,060,956
Radiology Partners, Inc.(g)(h)	8.500%	1/31/2029	6,306,282	5,855,446
Radiology Partners, Inc.(g)(h)	9.781%	2/15/2030	178,779	144,409
StoneMor, Inc.(g)	8.500%	5/15/2029	2,825,000	1,975,748
Team Health Holdings, Inc.(g)(h)	13.500%	6/30/2028	4,805,000	5,333,550
Team Health Holdings, Inc.(g)	6.375%	2/1/2025	1,395,000	1,286,888
Tenet Healthcare Corp.	4.625%	6/15/2028	8,075,000	7,682,797
United Rentals North America, Inc.	4.000%	7/15/2030	5,200,000	4,758,650
Total Consumer, Non-cyclical				62,328,689

Energy (7.61%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.375%	6/15/2029	2,560,000	2,459,200
Baytex Energy Corp.(g)	7.375%	3/15/2032	2,040,000	2,060,400
Civitas Resources, Inc.(g)	8.625%	11/1/2030	1,435,000	1,539,486
Crescent Energy Finance LLC(g)	9.250%	2/15/2028	1,885,000	1,989,471
EnLink Midstream LLC(g)	6.500%	9/1/2030	2,840,000	2,920,217
EnLink Midstream LLC	5.375%	6/1/2029	2,170,000	2,124,972
EnLink Midstream Partners LP	5.600%	4/1/2044	1,015,000	903,434
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	2,700,000	2,825,971
Greenfire Resources, Ltd.(g)	12.000%	10/1/2028	3,710,000	3,954,176
Occidental Petroleum Corp.	5.550%	3/15/2026	750,000	752,880
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,965,427
Strathcona Resources, Ltd./Alberta(g)	6.875%	8/1/2026	1,640,000	1,643,977
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,662,170
Transocean, Inc.(g)	8.000%	2/1/2027	2,650,000	2,630,125
Transocean, Inc.(g)	8.750%	2/15/2030	2,227,500	2,320,517
Valaris, Ltd.(g)	8.375%	4/30/2030	2,375,000	2,455,845
Venture Global Calcasieu Pass LLC(g)	4.125%	8/15/2031	3,635,000	3,228,640
Venture Global Calcasieu Pass LLC(g)	3.875%	11/1/2033	1,990,000	1,690,744
Total Energy				39,127,652

See Notes to Financial Statements.

10	www.brigadefunds.com

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (9.83%)
Apollo Commercial Real Estate Finance, Inc.(g)	4.625%	6/15/2029	$4,170,000	$3,502,800
Barclays PLC(e)(i)	9.625%		2,380,000	2,535,335
Diversified Healthcare Trust	4.375%	3/1/2031	6,545,000	4,897,203
Finance of America Funding LLC(g)	7.875%	11/15/2025	3,390,000	2,697,027
Freedom Mortgage Corp.(g)	7.625%	5/1/2026	500,000	499,175
Freedom Mortgage Corp.(g)	6.625%	1/15/2027	2,310,000	2,240,700
Freedom Mortgage Corp.(g)	12.000%	10/1/2028	970,000	1,056,825
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(g)	4.250%	2/1/2027	3,390,000	3,169,150
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(g)	4.750%	6/15/2029	650,000	589,719
LD Holdings Group LLC(g)	6.500%	11/1/2025	1,875,000	1,818,750
Lloyds Banking Group PLC(i)	US SWAP + 4.496%		2,520,000	2,508,307
Midcap Financial Issuer Trust(i)	6.500%	5/1/2028	2,350,000	2,166,394
Midcap Financial Issuer Trust(g)	5.625%	1/15/2030	1,235,000	1,064,471
Navient Corp.	5.500%	3/15/2029	1,530,000	1,424,813
Navient Corp.	5.625%	8/1/2033	860,000	711,891
OneMain Finance Corp.	5.375%	11/15/2029	3,580,000	3,362,630
PennyMac Financial Services, Inc.(g)	5.375%	10/15/2025	1,325,000	1,309,630
PennyMac Financial Services, Inc.(g)	4.250%	2/15/2029	3,490,000	3,179,845
PennyMac Financial Services, Inc.(g)	7.875%	12/15/2029	760,000	781,491
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,026,675
Service Properties Trust(g)	8.625%	11/15/2031	4,690,000	5,006,575
Starwood Property Trust, Inc.(g)	3.625%	7/15/2026	5,335,000	4,988,892
Total Financials				50,538,298

Industrials (4.00%)
Ball Corp.	3.125%	9/15/2031	4,480,000	3,803,755
Berry Global, Inc.(g)	5.625%	7/15/2027	1,675,000	1,655,670
Builders FirstSource, Inc.(g)	6.375%	3/1/2034	1,800,000	1,804,984
Camelot Return Merger Sub, Inc.(g)	8.750%	8/1/2028	1,900,000	1,949,875
Coherent Corp.(g)	5.000%	12/15/2029	2,645,000	2,484,845
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(g)	6.750%	4/1/2032	1,670,000	1,675,538
TransDigm, Inc.(g)	7.125%	12/1/2031	7,000,000	7,207,813
Total Industrials				20,582,480

Technology (0.39%)
Pitney Bowes, Inc.(g)	6.875%	3/15/2027	825,000	752,977
Pitney Bowes, Inc.(g)	7.250%	3/15/2029	1,390,000	1,242,132
Total Technology				1,995,109

Utilities (0.85%)
Vistra Corp.(e)(g)(i)	5Y US TI + 5.74%		3,400,000	3,366,000
Vistra Operations Co. LLC(g)	5.625%	2/15/2027	1,000,000	984,830
Total Utilities				4,350,830

TOTAL CORPORATE BOND
(Cost $325,843,712)				334,745,725

		7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.63%)
State Street Institutional US Government Money Market Fund, Class Premier Class		5.270%	18,674,416	$18,674,416

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	11

Brigade High Income Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (continued)

TOTAL SHORT TERM INVESTMENTS
(Cost $18,674,416)				18,674,416

TOTAL INVESTMENTS (98.92%)
(Cost $502,756,096)				$508,481,578

OTHER ASSETS IN EXCESS OF LIABILITIES (1.08%)				5,535,838

NET ASSETS (100.00%)				$514,017,416

(a)	Non-income producing security.
(b)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of March 31, 2024, the fair value of illiquid securities in the aggregate was $1,845,874, representing 0.36% of the Fund's net assets.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be restricted as of March 31, 2024. As of March 31, 2024, the fair value of restricted securities in the aggregate was $981,244 representing 0.19% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Security is currently in default.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $267,508,538, representing 52.04% of net assets.
(h)	Payment in-kind.
(i)	Security is a perpetual bond.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Standard Overnight Financing Rate

Rates:

1M US L - 1 Month LIBOR as of March 31, 2024 was 5.44%

3M US L - 3 Month LIBOR as of March 31, 2024 was 5.56%

1M US SOFR - 1 Month US SOFR as of March 31, 2024 was 5.33%

3M US SOFR - 3 Month US SOFR as of March 31, 2024 was 5.30%

5Y US TI - 5 Year US Treasury Index as of March 31, 2024 was 4.21%

US Swap Rate as of March 31, 2024 was 3.73%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

12	www.brigadefunds.com

Brigade High Income Fund	Statement of Assets and Liabilities

  March 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Cost $502,756,096)	$508,481,578
Cash and cash equivalents	628,286
Receivable for investments sold	858,992
Receivable for shares sold	7,000,000
Dividends and interest receivable	7,248,006
Prepaid offering cost	19,477
Other assets	21,952
Total Assets	524,258,291

LIABILITIES:
Payable for administration and transfer agent fees	63,043
Payable for investments purchased	9,983,577
Payable to adviser	131,030
Payable for printing fees	4,222
Payable for professional fees	31,193
Payable for trustees' fees and expenses	1,583
Payable to Chief Compliance Officer fees	2,516
Accrued expenses and other liabilities	23,711
Total Liabilities	10,240,875
NET ASSETS	$514,017,416

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$501,389,752
Total distributable earnings/(deficit)	12,627,664
NET ASSETS	$514,017,416

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$10.36
Net Assets	$514,006,082
Shares of beneficial interest outstanding	49,607,134
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.36
Net Assets	$11,334
Shares of beneficial interest outstanding	1,094

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

Brigade High Income Fund	Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:

Dividends	$40,464
Interest	28,482,679
Total Investment Income	28,523,143
EXPENSES:
Investment advisory fees (Note 6)	1,213,405
Co-administration fees	279,955
Custody fees	23,581
Legal fees	26,594
Audit and tax fees	19,935
Transfer agent fees	10,224
Trustees' fees and expenses	22,922
Registration and filing fees	5,734
Printing fees	5,079
Chief Compliance Officer fees	15,015
Insurance fees	10,881
Offering costs	91,990
Other expenses	5,436
Total Expenses	1,730,751
Less fees waived/reimbursed by investment adviser (Note 6)
Founders Class	(467,872)
Net Expenses	1,262,879
NET INVESTMENT INCOME	27,260,264

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	6,009,222
Net realized gain	6,009,222
Change in unrealized appreciation/(depreciation) on:
Investments	5,382,593
Translation of asset and liabilities denominated in foreign currency	3,492
Net change	5,386,085
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,395,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,655,571

See Notes to Financial Statements.

14	www.brigadefunds.com

Brigade High Income Fund	Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023 (a)
OPERATIONS:
Net investment income	$27,260,264	$12,754,167
Net realized gain on investments	6,009,222	354,412
Net change in unrealized appreciation on investments	5,386,085	342,889
Net increase in net assets resulting from operations	38,655,571	13,451,468

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(29,969,065)	(9,540,155)
Institutional Class	(659)	(288)
Total distributions	(29,969,724)	(9,540,443)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	30,860,000	463,090,200
Dividends reinvested	29,919,243	9,540,155
Shares redeemed	(32,000,000)	–
Net increase from beneficial share transactions	28,779,243	472,630,355
Institutional Class
Shares sold	–	10,360
Dividends reinvested	658	288
Shares redeemed	–	(360)
Net increase from beneficial share transactions	658	10,288
Net increase in net assets	37,465,748	476,551,668

NET ASSETS:
Beginning of period	476,551,668	–
End of period	$514,017,416	$476,551,668

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023. The Founders Class and Institutional Class commenced operations on May 2, 2023 and May 5, 2023, respectively.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	15

Brigade High Income Fund	Financial Highlights

Founders Class	For a Share Outstanding Throughout the Periods Presented

	Fori the Six Months Ended March 31, 2024 (Unaudited)		For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.58		0.43
Net realized and unrealized gain on investments	0.23		0.04
Total from investment operations	0.81		0.47

LESS DISTRIBUTIONS:
From net investment income	(0.62)		(0.29)
From net realized gains on investments	(0.01)		–
Total Distributions	(0.63)		(0.29)
NET INCREASE IN NET ASSET VALUE	0.18		0.18
NET ASSET VALUE, END OF PERIOD	$10.36		$10.18

TOTAL RETURN(c)	8.38%		4.74%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$514,006		$476,541

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.71	%(d)	0.74	%(d)
Operating expenses including reimbursement/waiver	0.52	%(d)	0.52	%(d)
Net investment income including reimbursement/waiver	11.29	%(d)	10.27	%(d)

PORTFOLIO TURNOVER RATE(e)(f)	34%		8%

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(f)	Portfolio turnover rate for periods less than one year have not been annualized.

See Notes to Financial Statements.

16	www.brigadefunds.com

Brigade High Income Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18		$9.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.57		0.42
Net realized and unrealized gain on investments	0.23		0.06
Total from investment operations	0.80		0.48

LESS DISTRIBUTIONS:
From net investment income	(0.61)		(0.28)
From net realized gains on investments	(0.01)		–
Total Distributions	(0.62)		(0.28)
NET INCREASE IN NET ASSET VALUE	0.18		0.20
NET ASSET VALUE, END OF PERIOD	$10.36		$10.18

TOTAL RETURN(c)	8.17%		4.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11		$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.71	%(d)	0.75	%(d)
Operating expenses including reimbursement/waiver	0.71	%(d)	0.75	%(d)
Net investment income including reimbursement/waiver	11.09	%(d)	9.94	%(d)

PORTFOLIO TURNOVER RATE(e)(f)	34%		8%

(a)	For the period May 5, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one year have not been annualized.
(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	17

Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

18	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Brigade High Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer, Cyclical	$–	$883,292	$–	$883,292
Consumer, Non Cyclical	–	–	18,662	18,662
Energy	497,006	–	–	497,006
Health Care	–	1,325,022	–	1,325,022
Technology	–	–	962,582	962,582
Bank Loans
Basic Materials	–	2,374,680	–	2,374,680
Communications	–	16,823,268	–	16,823,268
Consumer, Cyclical	–	25,052,314	–	25,052,314
Consumer, Non-cyclical	–	38,188,986	–	38,188,986
Energy	–	9,710,305	–	9,710,305
Financials	–	11,044,377	–	11,044,377
Health Care	–	3,955,176	–	3,955,176
Industrials	–	10,239,838	–	10,239,838
Oil & Gas	–	4,812,000	–	4,812,000
Support Services	–	2,858,694	–	2,858,694
Technology	–	25,346,835	–	25,346,835
Convertible Corporate Bond
Communications	–	968,400	–	968,400
Corporate Bond
Basic Materials	–	28,872,054	–	28,872,054
Communications	–	63,048,645	–	63,048,645
Consumer, Cyclical	–	63,901,968	–	63,901,968
Consumer, Non-cyclical	–	62,328,689	–	62,328,689
Energy	–	39,127,652	–	39,127,652
Financials	–	50,538,298	–	50,538,298
Industrials	–	20,582,480	–	20,582,480
Technology	–	1,995,109	–	1,995,109
Utilities	–	4,350,830	–	4,350,830
Short Term Investments	18,674,416	–	–	18,674,416
Total	$19,171,422	$488,328,912	$981,244	$508,481,578

Semi-Annual Report | March 31, 2024	19

Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Common Stocks	Total
Balance as of September 30, 2023	$2,539,082	$2,539,082
Return of Capital	–	–
Realized Gain/(Loss)	823,353	823,353
Change in Unrealized Appreciation/Depreciation	(640,933)	(640,933)
Purchases	–	–
Sales Proceeds	(1,740,258)	(1,740,258)
Transfer into Level 3	–	–
Transfer Out of Level 3	–	–
Balance as of March 31, 2024	$981,244	$981,244
Net change in unrealized
appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2024	$(640,933)	$(640,933)

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of March 31, 2024. In addition to the techniques and inputs noted in the table below, according to the Fund’s valuation policy, other valuation techniques and methodologies when determining the Fund’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

Asset Class	Market Value	Valuation Technique(s)	Unobservable Inputs(s)(1)	Value/Range
Common Stocks	$962,582	Market & Income Approach	EBITDA	$297.0m
			EBITDA Multiple	3.00x – 4.00x

	18,662	Estimated recovery model	Estimated Escrow	$2.50
			Discount Rate	35%
	$981,244

(1)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Estimated Escrow	Increase	Decrease
Discount Rate	Decrease	Increase

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Offering Costs: The Fund incurred offering costs during the period ended September 30, 2023. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2024 are expensed in the Fund’s Statement of Operations and amounts that remain to be amortized are shown on the Fund’s Statement of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

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Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

LIBOR Transition: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Plans are underway to phase out the use of LIBOR which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2023. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue to invest in assets that may reference LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments cannot yet be determined.

The Fund may invest in financial instruments that use or may use a floating rate based on the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings were published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

Semi-Annual Report | March 31, 2024	21

Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Description	Security Type	Acquisition Date	Acquisition Cost	Fair Value	% of Net Assets
Aquity Holdings, Inc.	Common Stock	5/17/23	$916,905	$18,662	0.00%
Avaya Holdings Corp.	Common Stock	5/10/2023-5/12/2023	775,525	962,582	0.19%
				$981,244

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments for federal tax purposes were as follows:

Brigade High Income Fund
Gross unrealized appreciation (excess of value over tax cost)	$19,821,688
Gross unrealized depreciation (excess of tax cost over value)	(14,102,888)
Net unrealized appreciation	$5,718,800
Cost of investments for income tax purposes	$502,762,778

As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,661,573
Net unrealized appreciation on investments	280,244
Total	$3,941,817

At September 30, 2023, the effect of permanent book/tax reclassifications resulting in increase/(decrease) to the components of net assets were as follows primarily due to non-deductible offering costs:

	Total Distributable Earnings	Paid-in capital
Increase / (Decrease)	$30,792	$(30,792)

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Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Brigade High Income Fund	$203,559,236	$159,142,454

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid for and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2024, the redemption fees charged by the Fund, if any, are presented in the Statement of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2024(Unaudited)	For the Year or Period Ended September 30, 2023(a)
Brigade High Income Fund
Founders Class
Shares sold	2,994,372	45,859,150
Shares issued in reinvestment of distributions to shareholders	2,942,825	938,544
Shares redeemed	(3,127,757)	–
Net increase in shares outstanding	2,809,440	46,797,694
Institutional Class
Shares sold	–	1,037
Shares issued in reinvestment of distributions to shareholders	64	29
Shares redeemed	–	(36)
Net increase in shares outstanding	64	1,030

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023. The Founders Class and Institutional Class commenced operations on May 2, 2023 and May 5, 2023, respectively.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 78% of the outstanding shares of the Fund are held by one omnibus account that owns shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brigade Capital Management, LP (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the "Advisory Agreement") with the Adviser, the Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Semi-Annual Report | March 31, 2024	23

Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

The Adviser has appointed Brigade Capital UK, LLP as the Sub-Adviser to the Fund. Pursuant to a Sub-Advisory Agreement, it is determined that the Adviser and Fund will not pay any fees to the Sub-Adviser for providing services in accordance with such Agreement.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.52% and 0.75% of the Fund’s average daily net assets of each of the Founders Class and Institutional Class shares, respectively. The Fee Waiver Agreement is in effect through at least January 31, 2025, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its co-administration or management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2024, are disclosed in the Statement of Operations.

As of March 31, 2024, the balances of recoupable expenses for the Fund were as follows:

Brigade High Income Fund	Expiring in 2026	Expiring in 2027
Founders Class	$271,778	$467,872
Institutional Class	–	–

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Brigade Capital Management, LP serves as co-administrator to the Fund. Co-administration fees paid by the Fund for the six months ended March 31, 2024, are disclosed in the Statement of Operations.

Transfer Agent: ALPS Fund Services, Inc. (“ALPS”) serves as transfer agent for the Fund under a Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

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Brigade High Income Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PROUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04. FASB has deferred the sunset date to December 31, 2024. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2024	25

Brigade High Income Fund	Additional Information

March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-903-0443 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-903-0443 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-844-903-0443 or by writing to Brigade Capital Management, LP at 399 Park Avenue, Suite 1600, New York, New York 10022.

26	www.brigadefunds.com

Brigade High Income Fund	Privacy Policy

March 31, 2024 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons a Fund chooses to share, and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION		DO THE FUNDS SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes – to offer our products and services to you		No	We do not share.
For joint marketing with other financial companies		No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences		Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We do not share.
For non-affiliates to market to you		No	We do not share.
QUESTIONS?	Call 1-844-903-0443.

Semi-Annual Report | March 31, 2024	27

Brigade High Income Fund	Privacy Policy

March 31, 2024 (Unaudited)

WHO WE ARE
Who is providing this notice?	Brigade High Income Fund (the “Fund”)
WHAT WE DO
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes-information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.
OTHER IMPORTANT INFORMATION
California Residents

If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28	www.brigadefunds.com

BRIGADE
CAPITAL MANAGEMENT

This material must be preceded or accompanied by a prospectus.
The Brigade High Income Fund are distributed by ALPS Distributors, Inc. LLC. All rights reserved.

CARRET
Asset Management

SEMI-ANNUAL

March 31, 2024

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Additional Information	20

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update

March 31, 2024 (Unaudited)

Average Annual Total Returns (as of March 31, 2024)

	1 Year	5 Year	10 Year	Since Inception*
Carret Kansas Tax-Exempt Bond Fund - Institutional Class	1.12%	0.82%	1.83%	3.98%
Carret Kansas Tax-Exempt Bond Fund – Class A (NAV)	0.87%	0.55%	1.52%	3.66%
Carret Kansas Tax-Exempt Bond Fund – Class A (MOP)	-3.39%	-0.32%	1.08%	3.52%
Bloomberg Barclays US Municipal Bond: 7 Year (6-8) Index(a)	2.12%	1.50%	2.30%	2.40%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933.

*	The Fund commenced operations on May 22, 2007. The Predecessor Fund, American Independence Kansas Tax-Exempt Bond Fund was reorganized into the Fund on September 14, 2018. Fund performance prior to September 24, 2018 is reflective of the past performance of the Predecessor Fund. The Institutional Class of the Predecessor Fund commenced operations on December 10, 1990. Class A of the Predecessor Fund commenced operations on August 6, 2002.

(a)	The Bloomberg Barclays 7-Year US Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class and Class A shares (as reported in the February 1, 2024 Prospectus) are 0.60% and 0.48% and 1.00% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Semi-Annual Report | March 31, 2024	1

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update

March 31, 2024 (Unaudited)

Performance of $3,000,000 Initial Investment (as of March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Diversification (% of Net Assets as of March 31, 2024)

Carret Kansas Tax-Exempt Bond Fund	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

Examples. As a shareholder of the Carret Kansas Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During October 1, 2023 and held through March 31, 2024.” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Actual	$1,000.00	$1,064.80	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Class A
Actual	$1,000.00	$1,063.50	0.73%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	0.73%	$3.69

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2024	3

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.86%)
Education (45.20%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,032,820
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	561,770
4.000%, 12/01/2034	250,000	252,516
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	357,305
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	414,051
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	954,551
3.000%, 09/01/2035	510,000	483,098
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	697,580
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	708,635
4.000%, 09/01/2031	500,000	512,225
5.000%, 09/01/2034	2,000,000	2,143,136
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,016,255
4.000%, 09/01/2036	500,000	506,500
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	797,897
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,529,372
4.000%, 09/01/2033	500,000	500,872
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	581,204
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,528,256
5.000%, 09/01/2027	800,000	837,178
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,185,016
4.000%, 03/01/2034	1,000,000	1,030,449
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	690,471
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	153,543
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	956,761
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	515,521
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	411,179
4.000%, 09/01/2033	1,000,000	1,012,146
4.000%, 09/01/2035	1,000,000	1,011,423
5.000%, 09/01/2030	1,970,000	2,061,211
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,526,281
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,210,014
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	676,298
4.000%, 09/01/2031	1,000,000	1,018,390
4.000%, 09/01/2033	175,000	175,244

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	$2,000,000	$1,768,876
4.000%, 10/01/2035	425,000	443,394
5.000%, 10/01/2041	500,000	565,430
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	144,703
4.000%, 09/01/2033	100,000	102,881
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	555,379
2.000%, 06/01/2032	1,000,000	864,244
2.000%, 05/01/2033	800,000	678,227
3.000%, 05/01/2030	450,000	447,715
3.500%, 05/01/2033	500,000	496,756
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,022,013
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	694,048
4.000%, 09/01/2036	465,000	474,164
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	335,221
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	473,221
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	823,228
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,275,123
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	843,179
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	500,593
5.000%, 09/01/2033	750,000	753,938
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	543,106
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	372,461
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	767,936
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	359,005
4.000%, 11/01/2034	425,000	435,845
4.000%, 11/01/2035	635,000	650,746
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,035,340
4.000%, 09/01/2032	500,000	519,032
5.000%, 09/01/2029	2,390,000	2,446,449
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	255,359
5.000%, 09/01/2030	350,000	357,559
5.000%, 09/01/2031	500,000	510,472
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	323,836
5.000%, 07/01/2035	500,000	506,386
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,271,021
4.000%, 09/01/2039	400,000	415,028
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,069,669

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	5

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	$500,000	$523,150
Total Education		55,673,901

General Obligation (32.73%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	334,731
4.000%, 12/01/2031	445,000	456,634
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,565
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	813,223
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	265,040
2.000%, 11/01/2039	355,000	261,014
2.000%, 11/01/2040	365,000	262,081
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	941,084
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	452,561
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	322,006
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,539,968
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	960,000	960,102
4.000%, 11/01/2031	400,000	415,327
5.000%, 11/01/2025	570,000	585,394
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	944,497
4.000%, 10/01/2028	1,315,000	1,344,698
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	495,013
4.000%, 09/01/2038	475,000	490,857
4.000%, 09/01/2039	350,000	360,041
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	597,274
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,007
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	592,995
3.000%, 10/01/2036	680,000	633,988
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	428,008
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	838,424
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,070,117
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	332,092
3.000%, 10/01/2030	720,000	709,867
4.000%, 06/01/2030	820,000	843,827
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	728,111
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	751,143

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	$415,000	$422,632
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,139,586
4.000%, 09/01/2035	1,525,000	1,550,218
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	525,059
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	810,377
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	784,002
4.000%, 09/01/2029	650,000	664,852
4.000%, 09/01/2030	500,000	511,299
4.000%, 09/01/2031	1,500,000	1,533,801
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	811,043
2.000%, 11/01/2034	975,000	818,803
4.000%, 11/01/2030	800,000	822,974
4.000%, 11/01/2031	1,100,000	1,128,273
5.000%, 05/01/2042	1,500,000	1,693,105
Loudoun County Economic Development Authority, Revenue Bonds
5.000%, 12/01/2025	520,000	535,793
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	171,156
2.000%, 09/01/2034	225,000	189,521
2.000%, 09/01/2035	220,000	181,581
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	858,265
4.000%, 08/01/2029	685,000	703,391
4.000%, 08/01/2030	2,105,000	2,174,304
4.000%, 08/01/2031	930,000	930,552
4.000%, 08/01/2032	1,000,000	1,036,371
5.000%, 08/01/2025	815,000	831,825
Total General Obligation		40,324,472

Health Care (1.12%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,382,263

Public Services (1.37%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,155,518
3.000%, 09/01/2029	535,000	530,484
Total Public Services		1,686,002

Transportation (10.81%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,120,141
5.000%, 09/01/2031	630,000	706,467
5.000%, 09/01/2032	500,000	560,784
5.000%, 09/01/2036	1,000,000	1,107,416
5.000%, 09/01/2037	1,000,000	1,100,043
5.000%, 09/01/2038	1,150,000	1,258,323

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	7

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Transportation (continued)
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	$1,500,000	$1,603,284
5.000%, 09/01/2031	3,020,000	3,209,201
5.000%, 09/01/2032	500,000	531,217
5.000%, 09/01/2034	2,000,000	2,119,854
Total Transportation		13,316,730

Utilities (7.63%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,243,952
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	331,400
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	451,843
2.000%, 07/01/2035	550,000	455,145
3.000%, 07/01/2030	675,000	658,726
3.000%, 07/01/2031	555,000	535,435
3.000%, 07/01/2032	745,000	707,972
3.000%, 07/01/2033	755,000	714,443
4.000%, 07/01/2024	250,000	250,002
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,147,652
3.375%, 10/01/2039	1,000,000	952,307
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	244,080
3.000%, 09/01/2040	250,000	215,115
5.000%, 09/01/2031	1,350,000	1,383,710
5.000%, 09/01/2033	100,000	101,761
Total Utilities		9,393,543

TOTAL MUNICIPAL BONDS
(Cost $128,497,605)		121,776,911

		Value
	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.71%)
Money Market Fund (0.71%)
First American Treasury Obligations Fund, Class X (5.220%, 7-Day Yield)	870,347	$870,347
Total Money Market Fund		870,347

TOTAL SHORT TERM INVESTMENTS
(Cost $870,347)		870,347

TOTAL INVESTMENTS (99.57%)
(Cost $129,367,952)		$122,647,258

OTHER ASSETS IN EXCESS OF LIABILITIES (0.43%)		535,671

NET ASSETS (100.00%)		$123,182,929

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities

 March 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Cost $129,367,952)	$122,647,258
Cash and cash equivalents	4,051
Receivable for shares sold	6,205
Dividends and interest receivable	890,035
Other assets	20,632
Total Assets	123,568,181

LIABILITIES:
Distributions payable	205,996
Payable for administration and transfer agent fees	42,338
Payable for shares redeemed	89,975
Payable to adviser	12,114
Payable for distribution fees	194
Payable for printing fees	11,776
Payable for professional fees	12,652
Payable for trustees' fees and expenses	3,434
Payable to Chief Compliance Officer fees	4,293
Accrued expenses and other liabilities	2,480
Total Liabilities	385,252
NET ASSETS	$123,182,929

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$131,457,835
Total distributable earnings/(deficit)	(8,274,906)
NET ASSETS	$123,182,929

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.12
Net Assets	$122,290,181
Shares of beneficial interest outstanding	12,081,600
Class A :
Net Asset Value, offering and redemption price per share	$10.12
Net Assets	$892,748
Shares of beneficial interest outstanding	88,197
Maximum offering price per share(a)	$10.57

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations

 For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:

Interest	$1,529,036
Total Investment Income	1,529,036
EXPENSES:
Investment advisory fees (Note 6)	184,946
Administration fees	91,264
Distribution fees
Class A	1,229
Custody fees	6,677
Legal fees	6,094
Audit and tax fees	9,752
Transfer agent fees	28,080
Trustees' fees and expenses	4,426
Registration and filing fees	11,473
Printing fees	9,481
Chief Compliance Officer fees	22,353
Insurance fees	4,430
Other expenses	4,132
Total Expenses	384,337
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(86,193)
Class A	(2,270)
Fees recouped by investment adviser (Note 6)
Class A	1,317
Total fees waived/reimbursed by investment adviser (Note 6)	(87,146)
Net Expenses	297,191
NET INVESTMENT INCOME	1,231,845
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(378,604)
Net realized loss	(378,604)
Change in unrealized appreciation/(depreciation) on:
Investments	6,878,013
Net change	6,878,013
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,499,409
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,731,254

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$1,231,845	$2,594,311
Net realized loss on investments	(378,604)	(1,250,238)
Net change in unrealized appreciation on investments	6,878,013	1,219,951
Net increase in net assets resulting from operations	7,731,254	2,564,024

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,229,697)	(2,584,190)
Class A	(8,676)	(19,020)
Total distributions	(1,238,373)	(2,603,210)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	7,849,470	16,565,736
Dividends reinvested	33,137	112,701
Shares redeemed	(10,490,257)	(36,307,952)
Net decrease from beneficial share transactions	(2,607,650)	(19,629,515)
Class A
Shares sold	12,000	21,098
Dividends reinvested	7,793	16,960
Shares redeemed	(152,346)	(188,781)
Redemption fees	10	–
Net decrease from beneficial share transactions	(132,543)	(150,723)

Net increase/(decrease) in net assets	3,752,688	(19,819,424)

NET ASSETS:
Beginning of period	119,430,241	139,249,665
End of period	$123,182,929	$119,430,241

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	11

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.64		$11.10	$11.16		$10.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.10		0.20		0.19	0.20		0.24
Net realized and unrealized gain/(loss) on investments	0.52		(0.04)		(1.45)	(0.06)		0.21
Total from investment operations	0.62		0.16		(1.26)	0.14		0.45

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.20)		(0.19)	(0.20)		(0.24)
From net realized gains on investments	–		(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)
Total Distributions	(0.10)		(0.20)		(0.20)	(0.20)		(0.26)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(0.04)		(1.46)	(0.06)		0.19
NET ASSET VALUE, END OF PERIOD	$10.12		$9.60		$9.64	$11.10		$11.16

TOTAL RETURN(c)	6.48%		1.57%		(11.49%)	1.30%		4.17%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$122,290		$118,458		$138,130	$180,253		$178,827

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.62	%(d)	0.60%		0.58%	0.56%		0.57%
Operating expenses including reimbursement/waiver	0.48	%(d)	0.48%		0.48%	0.48%		0.48%
Net investment income including reimbursement/waiver	2.00	%(d)	1.96%		1.80%	1.83%		2.17%

PORTFOLIO TURNOVER RATE(e)	2%		8%		6%	8%		16%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.64		$11.10	$11.16		$10.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.09		0.17		0.16	0.18		0.21
Net realized and unrealized gain/(loss) on investments	0.52		(0.04)		(1.45)	(0.06)		0.21
Total from investment operations	0.61		0.13		(1.29)	0.12		0.42

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)		(0.16)	(0.18)		(0.21)
From net realized gains on investments	–		(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)
Total Distributions	(0.09)		(0.17)		(0.17)	(0.18)		(0.23)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(0.04)		(1.46)	(0.06)		0.19
NET ASSET VALUE, END OF PERIOD	$10.12		$9.60		$9.64	$11.10		$11.16

TOTAL RETURN(c)	6.35%		1.32%		(11.72%)	1.05%		3.91%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$893		$972		$1,120	$3,813		$4,253

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.92	%(d)	0.91%		0.90%	0.87%		0.86%
Operating expenses including reimbursement/waiver	0.73	%(d)	0.73%		0.73%	0.73%		0.73%
Net investment income including reimbursement/waiver	1.75	%(d)	1.71%		1.54%	1.58%		1.92%

PORTFOLIO TURNOVER RATE(e)	2%		8%		6%	8%		16%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the "Board" or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$121,776,911	$–	$121,776,911
Short Term Investments	870,347	–	–	870,347
Total	$870,347	$121,776,911	$–	$122,647,258

There were no Level 3 securities held in the Fund during the year ended March 31, 2024.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Semi-Annual Report | March 31, 2024	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2023 was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$62,679	$2,531,707	$8,824

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$64,743
Gross unrealized depreciation (excess of tax cost over value)	(6,785,437)
Net unrealized depreciation	$(6,720,694)
Cost of investments for income tax purposes	$129,367,952

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$2,393,634	$4,018,557

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Period Ended March 31, 2024	For the Year Ended September 30, 2023
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	785,840	1,651,757
Shares issued in reinvestment of distributions to shareholders	3,313	11,296
Shares redeemed	(1,046,939)	(3,653,062)
Net decrease in shares outstanding	(257,786)	(1,990,009)
Class A
Shares sold	1,201	2,110
Shares issued in reinvestment of distributions to shareholders	778	1,699
Shares redeemed	(15,032)	(18,725)
Net decrease in shares outstanding	(13,053)	(14,916)
Class C
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	–
Net increase in shares outstanding	–	–

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the shares outstanding of the Fund are owned by two omnibus accounts.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. The Adviser recovered $1,317 of expenses previously waived within Class A, during the six-month period ended March 31, 2024.

Semi-Annual Report | March 31, 2024	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

As of March 31, 2024, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2024	Expiring in 2025	Expiring in 2026	Expiring in 2027	Total
Institutional Class	$141,747	$171,583	$158,799	$86,193	$472,129
Class A	5,803	3,981	1,936	2,270	11,720

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. The Board authorized 0.00% to be paid on shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the year ended September 30, 2023, are disclosed in the Statement of Operations.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

7. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management continues to evaluate the impact, if any, of applying ASU 2020-04.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March+ 31, 2024	19

Carret Kansas Tax-Exempt Bond Fund	Additional Information

March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-287-7933 or by writing to Carret Asset Management, LLC at 320 Park Avenue, 18th Floor, New York, New York 10022.

This material must be preceded or accompanied by a prospectus.

The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	4
Clarkston Fund	7
Clarkston Founders Fund	10
Disclosure of Fund Expenses	13
Portfolios of Investments
Clarkston Partners Fund	15
Clarkston Fund	17
Clarkston Founders Fund	19
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets
Clarkston Partners Fund	23
Clarkston Fund	24
Clarkston Founders Fund	25
Financial Highlights	26
Notes to Financial Statements	39
Additional Information	49
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	50

Clarkston Funds	Shareholder Letter
March 31, 2024 (Unaudited)

Dear Shareholder:

During the six-month period ended March 31, 2024, the Clarkston Partners Fund – Institutional Class returned 13.41% versus the Russell 2500™ Index return of 21.20%, the Clarkston Fund returned 18.56% versus the Russell 1000® Index return of 23.49%, and the Clarkston Founders Fund – Institutional Class returned 14.27% versus the Russell Midcap® Index return of 22.52%. While we are pleased with the absolute performance of the Clarkston Funds, we are dissatisfied with the relative performance. While it is never pleasing to perform below the market in the short term, our eyes are always turned toward the long term and our Quality Value investment philosophy.

Clarkston’s Quality Value investment philosophy is essential to our firm. We want to own high-quality businesses and purchase them at attractive prices compared to our assessment of their intrinsic value. On the surface, this hardly sounds unique. Most investors would profess the same philosophy. But our philosophy runs deeper than just Quality Value – it is governed by a core belief system.

The four components of this belief system guide our investment process, our investment decisions, and how we operate the firm on a daily basis:

1.	We invest in businesses, we don’t buy stocks

2.	We focus on the long term

3.	We strive to be the most knowledgeable shareholder

4.	We maintain a disciplined temperament

Businesses

We have never bought a ‘stock.’ A ‘stock’ is a sheet of paper or a ticker on a screen that changes value by the second. The value of a stock, or price, is determined by supply and demand forces driven by emotional participants in the market. The value of the stock’s underlying business, however, is less volatile. Business value is driven by the future cash flows the business will generate. But these future cash flows are unknown, and it may be challenging to determine the business’s value. Still, the true underlying value of the business does not change on a second-to-second basis, like a stock’s price does. Therefore, we invest in businesses when we believe we can say, with some degree of certainty, that the future cash flows are less volatile and therefore more estimable. We invest in what we believe to be high-quality companies operated by management teams who have integrity and share our principles.

Long Term

We want to invest in and own businesses for long periods of time, which we generally define as approximately seven years. This long-term approach is important for several reasons. First, it allows for the possibility of tax efficient returns for taxable portfolios since we are pushing out any cash flows paid to the government well into the future. Second, we believe holding on to businesses for long periods enables us to more fully understand a business and get to know the management team and how they act in different economic environments. Third, and most importantly, thinking long term enables us to capitalize on potential disadvantages associated with a short-term approach to investing. Short-termism breeds bad behavior in investors, often forcing emotional trades in which they may have to buy high and sell low. We can take advantage of this bad behavior and buy a great business at a bargain price when everyone else is running scared just because there is a temporary challenge that can be overcome. Because we are thinking of the investment in years, and not months, we are able to sit patiently and wait for management to surmount such challenges.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter
March 31, 2024 (Unaudited)

Knowledgeable

Our goal is to be the most knowledgeable shareholder. This doesn’t mean today or next year, but over time, we strive to learn as much as we can about the business. This knowledge is literally power. It makes us better shareholders: we can better engage with management, earn their trust, and ask more informed questions. We believe this enables us to act appropriately and gives us confidence to buy shares when other investors are scared. And it facilitates us to invest for the long term, as we can form more comprehensive expectations and better predict how the business will navigate future environments.

Temperament

Ultimately, if we truly understand the business, then all we need is a patient and disciplined temperament. If the business is fundamentally strong, and we have seen the management team operate under different environments, then we can sit patiently and wait for a good entry point or attractive price. We don’t need to concern ourselves with the capricious sentiments of the market-at-large because we have confidence in the work we have done and the knowledge we have uncovered. We believe we have determined the intrinsic value of the business, and can wait until the share price reflects this. We ignore what other investors think, control our emotions, and enjoy the rewards of patience.

Conclusion

We hope our successes as a firm can serve as testament to the strength of our Quality Value investment philosophy. We invest in high-quality businesses, not stocks, over long-term market cycles. We strive to become the most knowledgeable shareholders possible, and never let emotions, whether ours or those of other investors, to influence our disciplined temperament. Despite the recent underperformance, we are very happy with the businesses held in the Clarkston Funds’ portfolios. As always, we thank you for your trust and support, and look forward to uncovering more value.

Thank you,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

Semi-Annual Report | March 31, 2024	3

Clarkston Partners Fund	Portfolio Update
March 31, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Clarivate PLC	8.49%
LPL Financial Holdings Inc.	7.74%
Post Holdings Inc.	7.51%
US Foods Holding Corp.	6.64%
Affiliated Managers Group, Inc.	6.13%
Stericycle, Inc.	5.77%
Molson Coors Beverage Co.	4.97%
Hillenbrand, Inc.	4.86%
Brown & Brown, Inc.	4.65%
GFL Environmental Inc.	4.27%
Top Ten Holdings	61.03%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	26.12%
Financials	21.75%
Industrials	12.10%
Technology	8.49%
Consumer Discretionary	7.43%
Health Care	6.70%
Utilities	5.77%
Telecommunications	4.12%
Cash, Cash Equivalents, & Other Net Assets	7.52%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

4	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update
March 31, 2024 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (at Inception* through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2024)

	6 Months	1 Year	3 Year	5 Year	Since Inception*
Clarkston Partners Fund – Founders Class	13.51%	11.02%	1.92%	9.58%	9.26%
Clarkston Partners Fund – Institutional Class	13.41%	10.91%	1.83%	9.47%	9.14%
Russell 2500TM Index TR	21.20%	21.43%	2.97%	9.90%	9.98%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small-to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small-to mid-cap segment.

Semi-Annual Report | March 31, 2024	5

Clarkston Partners Fund	Portfolio Update
March 31, 2024 (Unaudited)

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Founders Class and Institutional Class shares (as reported in the February 1, 2024 Prospectus), are 0.88% and 0.85% and 1.02% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

All references to portfolio holdings are as of March 31, 2024.

6	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update
March 31, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Clarivate PLC	7.30%
US Foods Holding Corp.	6.47%
FedEx Corp.	5.60%
Post Holdings Inc.	5.22%
Affiliated Managers Group, Inc.	5.16%
Molson Coors Beverage Co.	5.07%
Anheuser-Busch InBev SA/NV	4.38%
Brown & Brown, Inc.	4.30%
Avantor, Inc.	3.94%
The Charles Schwab Corp.	3.79%
Top Ten Holdings	51.23%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	26.22%
Financials	19.33%
Industrials	16.91%
Technology	7.30%
Consumer Discretionary	6.78%
Healthcare	6.25%
Basic Materials	2.37%
Telecommunications	3.11%
Cash, Cash Equivalents, & other Net Assets	11.73%
Total	100.00%

*

Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

Semi-Annual Report | March 31, 2024	7

Clarkston Fund	Portfolio Update
March 31, 2024 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2024)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Clarkston Fund – Institutional Class	18.56%	17.61%	4.90%	10.89%	9.87%
Russell 1000® Index TR	23.49%	29.87%	10.45%	14.76%	14.23%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is April 1, 2016.

The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

8	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update
March 31, 2024 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares (as reported in the February 1, 2024 Prospectus), are 0.78% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

All references to portfolio holdings are as of March 31, 2024.

Semi-Annual Report | March 31, 2024	9

Clarkston Founders Fund	Portfolio Update
March 31, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Post Holdings Inc.	7.57%
Clarivate PLC	7.19%
US Foods Holding Corp.	6.56%
FedEx Corp.	5.84%
Affiliated Managers Group, Inc.	5.42%
Stericycle, Inc.	5.36%
Molson Coors Beverage Co.	5.33%
GFL Environmental Inc.	4.45%
Brown & Brown, Inc.	4.29%
LPL Financial Holdings Inc.	4.26%
Top Ten Holdings	56.27%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	25.17%
Financials	21.00%
Industrials	12.85%
Technology	7.19%
Healthcare	6.19%
Consumer Discretionary	5.88%
Utilities	5.35%
Basic Materials	2.48%
Telecommunications	1.76%
Cash, Cash Equivalents, & other Net Assets	12.13%
Total	100.00%

*

Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

10	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update
March 31, 2024 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2024)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Clarkston Founders Fund – Founders Class	14.36%	12.13%	2.36%	—	3.46%
Russell Midcap® Index TR	22.52%	22.35%	6.07%	—	5.85%
Clarkston Founders Fund – Institutional Class	14.27%	12.04%	2.27%	10.19%	8.94%
Russell Midcap® Index TR	22.52%	22.35%	6.07%	11.10%	10.75%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Founders Class inception date is February 16, 2021 and Institutional Class inception date is January 31, 2017.

The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

Semi-Annual Report | March 31, 2024	11

Clarkston Founders Fund	Portfolio Update
March 31, 2024 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class and Founders Class shares (as reported in the February 1, 2024 Prospectus, are 0.97% and 0.95% and 0.82% and 0.80%, respectively. The Fund's investment advisor has contractually agreed to limit expenses through January 31, 2025.

All references to portfolio holdings are as of March 31, 2024.

12	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, or Clarkston Founders Fund (the “Funds”), you incur one type of cost, ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 – March 31, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2024	13

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Clarkston Partners Fund
Founders Class
Actual	$1,000.00	$1,135.10	0.85%	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29
Institutional Class
Actual	$1,000.00	$1,134.10	0.94%	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	0.94%	$4.75
Clarkston Fund
Institutional Class
Actual	$1,000.00	$1,185.60	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Clarkston Founders Fund
Founders Class
Actual	$1,000.00	$1,143.60	0.80%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04
Institutional Class
Actual	$1,000.00	$1,142.70	0.90%	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	0.90%	$4.55

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

14	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (92.48%)
Consumer Discretionary (7.43%)
John Wiley & Sons, Inc., Class A	1,525,000	$58,148,250
Leslie's, Inc.(a)	6,660,000	43,290,000
Total Consumer Discretionary		101,438,250

Consumer Staples (26.12%)(b)
Energizer Holdings, Inc.	1,604,585	47,238,982
Molson Coors Beverage Co., Class B	1,010,000	67,922,500
Post Holdings, Inc.(a)	965,000	102,560,200
Sysco Corp.	594,933	48,296,661
US Foods Holding Corp.(a)	1,678,803	90,604,998
Total Consumer Staples		356,623,341

Financials (21.75%)
Affiliated Managers Group, Inc.	500,000	83,735,000
Brown & Brown, Inc.	725,000	63,466,500
LPL Financial Holdings Inc.	400,000	105,680,000
Willis Towers Watson PLC	160,000	44,000,000
Total Financials		296,881,500

Health Care (6.70%)
Avantor, Inc.(a)	1,440,000	36,820,800
Envista Holdings Corp.(a)	1,250,000	26,725,000
Henry Schein, Inc.(a)	370,000	27,942,400
Total Health Care		91,488,200

Industrials (12.10%)
CH Robinson Worldwide, Inc.	535,000	40,734,900
GFL Environmental Inc.	1,690,000	58,305,000
Hillenbrand, Inc.	1,320,000	66,382,800
Total Industrials		165,422,700

Technology (8.49%)
Clarivate PLC(a)	15,600,000	115,908,000

Telecommunications (4.12%)
Altice USA, Inc., Class A	8,600,000	22,446,000
Cable One, Inc.	80,000	33,850,400
Total Telecommunications		56,296,400

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	15

Clarkston Partners Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Telecommunications (continued)
Utilities (5.77%)
Stericycle, Inc.(a)	1,493,805	$78,798,214

TOTAL COMMON STOCK
(Cost $1,004,576,722)		1,262,856,605

TOTAL INVESTMENTS (92.48%)
(Cost $1,004,576,722)		$1,262,856,605

OTHER ASSETS IN EXCESS OF LIABILITIES (7.52%)		102,631,706

NET ASSETS (100.00%)		$1,365,488,311

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements.

16	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (88.27%)
Basic Materials (2.37%)
International Flavors & Fragrances, Inc.	42,000	$3,611,580

Consumer Discretionary (6.78%)
Dollar General Corp.	32,000	4,993,920
The Walt Disney Co.	12,000	1,468,320
Warner Bros. Discovery, Inc.(a)	445,000	3,884,850
Total Consumer Discretionary		10,347,090

Consumer Staples (26.22%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	6,685,800
Lamb Weston Holdings, Inc.	37,000	3,941,610
Molson Coors Beverage Co., Class B	115,000	7,733,750
Post Holdings, Inc.(a)	75,000	7,971,000
Sysco Corp.	47,000	3,815,460
US Foods Holding Corp.(a)	183,000	9,876,510
Total Consumer Staples		40,024,130

Financials (19.33%)
Affiliated Managers Group, Inc.	47,000	7,871,090
Brown & Brown, Inc.	75,000	6,565,500
LPL Financial Holdings Inc.	18,500	4,887,700
The Charles Schwab Corp.	80,000	5,787,200
Willis Towers Watson PLC	16,000	4,400,000
Total Financials		29,511,490

Health Care (6.25%)
Avantor, Inc.(a)	235,000	6,008,950
IQVIA Holdings, Inc.(a)	14,000	3,540,460
Total Health Care		9,549,410

Industrials (16.91%)
American Express Co.	14,000	3,187,660
Capital One Financial Corp.	34,000	5,062,260
CH Robinson Worldwide, Inc.	60,000	4,568,400
FedEx Corp.	29,500	8,547,330
Fidelity National Information Services, Inc.	60,000	4,450,800
Total Industrials		25,816,450

Technology (7.30%)
Clarivate PLC(a)	1,500,000	11,145,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	17

Clarkston Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Telecommunications (3.11%)
Altice USA, Inc., Class A	650,000	$1,696,500
Charter Communications, Inc., Class A(a)	10,500	3,051,615
Total Telecommunications		4,748,115

TOTAL COMMON STOCK
(Cost $111,641,577)		134,753,265

TOTAL INVESTMENTS (88.27%)
(Cost $111,641,577)		$134,753,265

OTHER ASSETS IN EXCESS OF LIABILITIES (11.73%)		17,910,707

NET ASSETS (100.00%)		$152,663,972

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements.

18	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (87.87%)
Basic Materials (2.48%)
International Flavors & Fragrances, Inc.	215,000	$18,487,850

Consumer Discretionary (5.88%)
Dollar General Corp.	160,000	24,969,600
Warner Bros. Discovery, Inc.(a)	2,150,000	18,769,500
Total Consumer Discretionary		43,739,100

Consumer Staples (25.17%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	28,262,700
Molson Coors Beverage Co., Class B	590,000	39,677,500
Post Holdings, Inc.(a)	530,000	56,328,400
Sysco Corp.	175,000	14,206,500
US Foods Holding Corp.(a)	904,676	48,825,364
Total Consumer Staples		187,300,464

Financials (21.00%)
Affiliated Managers Group, Inc.	240,879	40,340,006
Brown & Brown, Inc.	365,000	31,952,100
LPL Financial Holdings Inc.	120,000	31,704,000
The Charles Schwab Corp.	400,000	28,936,000
Willis Towers Watson PLC	85,000	23,375,000
Total Financials		156,307,106

Health Care (6.19%)
Avantor, Inc.(a)	1,195,000	30,556,150
Henry Schein, Inc.(a)	205,000	15,481,600
Total Health Care		46,037,750

Industrials (12.85%)
CH Robinson Worldwide, Inc.	250,000	19,035,000
FedEx Corp.	150,000	43,461,000
GFL Environmental Inc.	960,000	33,120,000
Total Industrials		95,616,000

Technology (7.19%)
Clarivate PLC(a)	7,200,000	53,496,000

Telecommunications (1.76%)
Altice USA, Inc., Class A	5,010,000	13,076,100

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	19

Clarkston Founders Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Telecommunications (continued)
Utilities (5.35%)
Stericycle, Inc.(a)	755,589	$39,857,320

TOTAL COMMON STOCK
(Cost $590,907,708)		653,917,690

TOTAL INVESTMENTS (87.87%)
(Cost $590,907,708)		$653,917,690

OTHER ASSETS IN EXCESS OF LIABILITIES (12.13%)		90,300,214

NET ASSETS (100.00%)		$744,217,904

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements.

20	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
ASSETS:
Investments, at value (Cost $1,004,576,722, $111,641,577 and $590,907,708)	$1,262,856,605	$134,753,265	$653,917,690
Cash and cash equivalents	103,235,024	17,280,254	88,208,924
Receivable for shares sold	548,570	533,478	2,606,018
Dividends and interest receivable	940,397	188,464	960,344
Other assets	23,926	26,346	46,893
Total Assets	1,367,604,522	152,781,807	745,739,869

LIABILITIES:
Payable for administration and transfer agent fees	98,222	17,803	56,284
Payable for shares redeemed	833,305	–	945,940
Payable to adviser	876,192	50,518	438,584
Payable for shareholder service fees	166,053	29,597	22,583
Payable for printing fees	22,329	4,128	9,845
Payable for professional fees	61,635	12,459	29,255
Payable for trustees' fees and expenses	50,161	2,445	13,560
Payable to Chief Compliance Officer fees	4,815	261	1,630
Accrued expenses and other liabilities	3,499	624	4,284
Total Liabilities	2,116,211	117,835	1,521,965
NET ASSETS	$1,365,488,311	$152,663,972	$744,217,904

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$1,068,951,065	$125,983,655	$677,475,283
Total distributable earnings	296,537,246	26,680,317	66,742,621
NET ASSETS	$1,365,488,311	$152,663,972	$744,217,904

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$14.62	N/A	$15.88
Net Assets	$531,982,745	N/A	$540,778,506
Shares of beneficial interest outstanding	36,393,260	N/A	34,056,024
Institutional Class:
Net Asset Value, offering and redemption price per share	$14.50	$15.65	$15.85
Net Assets	$833,505,566	$152,663,972	$203,439,398
Shares of beneficial interest outstanding	57,486,120	9,755,272	12,838,627

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	21

Clarkston Funds	Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$9,016,440	$1,077,608	$4,499,530
Foreign taxes withheld	(5,246)	(8,765)	(91,860)
Total Investment Income	9,011,194	1,068,843	4,407,670

EXPENSES:
Investment advisory fees (Note 6)	5,229,648	343,456	2,557,040
Administration fees	271,582	34,758	144,551
Shareholder service fees Institutional Class	353,531	68,752	92,426
Custody fees	17,896	1,982	8,525
Legal fees	31,985	3,135	14,992
Audit and tax fees	8,527	8,538	8,538
Transfer agent fees	30,598	16,556	15,412
Trustees fees and expenses	64,617	6,444	31,262
Registration and filing fees	54,634	15,065	25,092
Printing fees	23,895	2,046	10,810
Chief Compliance Officer fees	14,269	1,378	7,077
Insurance fees	32,811	2,783	14,163
Other expenses	8,438	4,767	6,537
Total Expenses	6,142,431	509,660	2,936,425
Less fees waived by investment adviser (Note 6)
Founders Class	(90,699)	–	(83,176)
Institutional Class	(140,128)	(62,588)	(31,053)
Total fees waived by investment adviser (Note 6)	(230,827)	(62,588)	(114,229)
Net Expenses	5,911,604	447,072	2,822,196
NET INVESTMENT INCOME	3,099,590	621,771	1,585,474

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	43,744,960	5,675,683	2,903,196
Net realized gain	43,744,960	5,675,683	2,903,196
Change in unrealized appreciation/(depreciation) on:
Investments	118,548,255	17,513,120	87,699,102
Net change	118,548,255	17,513,120	87,699,102

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	162,293,215	23,188,803	90,602,298
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,392,805	$23,810,574	$92,187,772

See Notes to Financial Statements.

22	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$3,099,590	$19,591,802
Net realized gain on investments	43,744,960	157,448,855
Net change in unrealized appreciation/(depreciation) on investments	118,548,255	(69,578,832)
Net increase in net assets resulting from operations	165,392,805	107,461,825

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(19,684,887)	(93,629,426)
Institutional Class	(29,910,558)	(127,859,221)
Total distributions	(49,595,445)	(221,488,647)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	–	251,600
Dividends reinvested	595,440	3,294,955
Shares redeemed	(25,584,408)	(45,702,290)
Net decrease from beneficial share transactions	(24,988,968)	(42,155,735)

Institutional Class
Shares sold	71,018,255	146,349,508
Dividends reinvested	28,886,182	123,233,230
Shares redeemed	(130,367,339)	(229,509,919)
Net increase/(decrease) from beneficial share transactions	(30,462,902)	40,072,819
Net increase/(decrease) in net assets	60,345,490	(116,109,738)

NET ASSETS:
Beginning of period	1,305,142,821	1,421,252,559
End of period	$1,365,488,311	$1,305,142,821

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	23

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$621,771	$1,026,649
Net realized gain on investments	5,675,683	2,514,516
Net change in unrealized appreciation on investments	17,513,120	13,706,218
Net increase in net assets resulting from operations	23,810,574	17,247,383

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(4,699,381)	(5,399,733)
Total distributions	(4,699,381)	(5,399,733)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	14,106,763	22,201,181
Dividends reinvested	4,689,845	5,384,897
Shares redeemed	(10,703,376)	(14,584,598)
Net increase from beneficial share transactions	8,093,232	13,001,480
Net increase in net assets	27,204,425	24,849,130

NET ASSETS:
Beginning of period	125,459,547	100,610,417
End of period	$152,663,972	$125,459,547

See Notes to Financial Statements.

24	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$1,585,474	$7,969,242
Net realized gain on investments	2,903,196	28,735,167
Net change in unrealized appreciation on investments	87,699,102	14,898,385
Net increase in net assets resulting from operations	92,187,772	51,602,794

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(8,340,342)	(26,517,576)
Institutional Class	(3,035,281)	(9,874,966)
Total distributions	(11,375,623)	(36,392,542)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	49,430,257	137,576,936
Dividends reinvested	111,165	501,554
Shares redeemed	(39,753,870)	(81,356,615)
Net increase from beneficial share transactions	9,787,552	56,721,875
Institutional Class
Shares sold	21,324,962	27,713,169
Dividends reinvested	3,013,276	9,868,890
Shares redeemed	(18,965,118)	(16,344,281)
Net increase from beneficial share transactions	5,373,120	21,237,778
Net increase in net assets	95,972,821	93,169,905

NET ASSETS:
Beginning of period	648,245,083	555,075,178
End of period	$744,217,904	$648,245,083

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	25

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(d)

See Notes to Financial Statements.

26	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$13.38		$14.61	$15.73	$12.61	$12.81	$13.29

0.04		0.21	0.03	0.06	0.10	0.14
1.73		0.87	(1.01)	3.62	0.21	0.17
1.77		1.08	(0.98)	3.68	0.31	0.31

(0.05)		(0.17)	(0.06)	(0.06)	(0.13)	(0.09)
(0.48)		(2.14)	(0.08)	(0.50)	(0.38)	(0.70)
(0.53)		(2.31)	(0.14)	(0.56)	(0.51)	(0.79)
1.24		(1.23)	(1.12)	3.12	(0.20)	(0.48)
$14.62		$13.38	$14.61	$15.73	$12.61	$12.81

13.51%		7.23%	(6.31%)	29.47%	2.18%	3.49%

$531,983		$511,462	$600,879	$669,345	$553,691	$451,294

0.88	%(c)	0.88%	0.88%	0.88%	0.91%	0.92%
0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
0.53	%(c)	1.47%	0.21%	0.40%	0.77%	1.16%

14%		16%	21%	9%	25%	10%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	27

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements.

28	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019
$13.28		$14.52		$15.64		$12.55		$12.76		$13.24

0.03		0.18		0.02		0.05		0.08		0.13
1.71		0.88		(1.01)		3.59		0.21		0.18
1.74		1.06		(0.99)		3.64		0.29		0.31

(0.04)		(0.16)		(0.05)		(0.05)		(0.12)		(0.09)
(0.48)		(2.14)		(0.08)		(0.50)		(0.38)		(0.70)
(0.52)		(2.30)		(0.13)		(0.55)		(0.50)		(0.79)
1.22		(1.24)		(1.12)		3.09		(0.21)		(0.48)
$14.50		$13.28		$14.52		$15.64		$12.55		$12.76

13.41%		7.16%		(6.39%)		29.33%		2.07%		3.45%

$833,506		$793,680		$820,374		$845,824		$574,777		$481,709

0.97	%(c)	0.96%		0.96%		0.98%		1.01%		1.03%
0.94	%(c)(d)	0.94	%(d)	0.94	%(d)	0.95	%(d)	0.95	%(d)	0.96	%(d)
0.44	%(c)	1.29%		0.12%		0.30%		0.68%		1.04%

14%		16%		21%		9%		25%		10%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	29

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the Periods ended March 31, 2024, September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020, and September 30, 2019, respectively, in the amount of 0.06%, 0.06%, 0.06%, 0.05%, 0.05%, and 0.04% of average net assets of Institutional shares.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

30	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements.

32	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019
$13.66		$12.28		$14.80		$12.05		$12.50		$11.99

0.07		0.12		0.06		0.07		0.17		0.22
2.42		1.92		(2.11)		3.49		(0.05)		0.94
2.49		2.04		(2.05)		3.56		0.12		1.16

(0.12)		(0.07)		(0.05)		(0.16)		(0.14)		(0.26)
(0.38)		(0.59)		(0.42)		(0.65)		(0.43)		(0.39)
(0.50)		(0.66)		(0.47)		(0.81)		(0.57)		(0.65)
1.99		1.38		(2.52)		2.75		(0.45)		0.51
$15.65		$13.66		$12.28		$14.80		$12.05		$12.50
18.56%		17.04%		(14.33%)		30.08%		0.81%		10.92%

$152,664		$125,460		$100,610		$97,936		$48,479		$54,644

0.74	%(c)	0.73%		0.76%		0.80%		0.86%		0.93%
0.65	%(c)(d)	0.65	%(d)	0.65	%(d)	0.66	%(d)	0.64	%(d)	0.67	%(d)
0.90	%(c)	0.84%		0.41%		0.46%		1.47%		1.86%
16%		12%		18%		18%		31%		17%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2024, September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020, and September 30, 2019, respectively, in the amount of 0.05%, 0.05%, 0.05%, 0.04%, 0.06%, and 0.03% of average net assets of Institutional shares.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	33

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Period Ended September 30, 2021(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.12		$13.72		$15.09		$15.54

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.04		0.19		0.01		0.02
Net realized and unrealized gain/(loss) on investments	1.97		1.11		(1.31)		(0.47	)(c)
Total from investment operations	2.01		1.30		(1.30)		(0.45)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.12)		(0.01)		–
From net realized gains on investments	(0.15)		(0.78)		(0.06)		–
Total Distributions	(0.25)		(0.90)		(0.07)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.76		0.40		(1.37)		(0.45)
NET ASSET VALUE, END OF PERIOD	$15.88		$14.12		$13.72		$15.09

TOTAL RETURN(d)	14.36%		9.60%		(8.64%)		(2.90%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$540,779		$472,102		$404,512		$278,749

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.83	%(e)	0.82%		0.84%		0.86	%(e)
Operating expenses including reimbursement/waiver	0.80	%(e)	0.80	%(f)	0.80	%(f)	0.80	%(e)
Net investment income including reimbursement/waiver	0.49	%(e)	1.28%		0.09%		0.20	%(e)

PORTFOLIO TURNOVER RATE(g)	5%		13%		17%		5%

(a)	Commenced operations on February 17, 2017.

(b)	Calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

34	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	35

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements.

36	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019
$14.10		$13.71		$15.09		$12.35		$11.67		$11.34

0.03		0.17		(0.00	)(b)	(0.00	)(b)	0.08		0.12
1.96		1.11		(1.32)		2.87		1.00		0.44
1.99		1.28		(1.32)		2.87		1.08		0.56

(0.09)		(0.11)		0.00	(b)	(0.02)		(0.10)		(0.08)
(0.15)		(0.78)		(0.06)		(0.11)		(0.30)		(0.15)
(0.24)		(0.89)		(0.06)		(0.13)		(0.40)		(0.23)
1.75		0.39		(1.38)		2.74		0.68		0.33
$15.85		$14.10		$13.71		$15.09		$12.35		$11.67

14.27%		9.50%		(8.74%)		23.31%		9.34%		5.31%

$203,439		$176,143		$150,563		$139,088		$76,111		$44,411

0.95	%(c)	0.93%		0.94%		0.92%		1.11%		1.15%
0.90	%(c)(d)	0.91	%(e)(f)	0.90	%(e)	0.86	%(e)	0.91	%(e)	0.91	%(e)
0.39	%(c)	1.16%		(0.02%)		(0.00	%)(g)	0.73%		1.06%

5%		13%		17%		5%		22%		15%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	37

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2024, September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020, and September 30, 2019, respectively, in the amount of 0.05%, 0.04%, 0.05%, 0.09%, 0.04% and 0.04% of average net assets of Institutional shares.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.

(g)	Less than $0.005 per share.

(h)	Less than 0.005%.

See Notes to Financial Statements.

38	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Semi-Annual Report | March 31, 2024	39

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$101,438,250	$–	$–	$101,438,250
Consumer Staples	356,623,341	–	–	356,623,341
Financials	296,881,500	–	–	296,881,500
Health Care	91,488,200	–	–	91,488,200
Industrials	165,422,700	–	–	165,422,700
Technology	115,908,000	–	–	115,908,000
Telecommunications	56,296,400	–	–	56,296,400
Utilities	78,798,214	–	–	78,798,214
Total	$1,262,856,605	$–	$–	$1,262,856,605

40	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

            March 31, 2024 (Unaudited)

CLARKSTON FUND

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Basic Materials	$3,611,580	$–	$–	$3,611,580
Consumer Discretionary	10,347,090	–	–	10,347,090
Consumer Staples	40,024,130	–	–	40,024,130
Financials	29,511,490	–	–	29,511,490
Health Care	9,549,410	–	–	9,549,410
Industrials	25,816,450	–	–	25,816,450
Technology	11,145,000	–	–	11,145,000
Telecommunications	4,748,115	–	–	4,748,115
Total	$134,753,265	$–	$–	$134,753,265

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Basic Materials	$18,487,850	$–	$–	$18,487,850
Consumer Discretionary	43,739,100	–	–	43,739,100
Consumer Staples	187,300,464	–	–	187,300,464
Financials	156,307,106	–	–	156,307,106
Health Care	46,037,750	–	–	46,037,750
Industrials	95,616,000	–	–	95,616,000
Technology	53,496,000	–	–	53,496,000
Telecommunications	13,076,100	–	–	13,076,100
Utilities	39,857,320	–	–	39,857,320
Total	$653,917,690	$–	$–	$653,917,690

There were no Level 3 securities held during the year ended March 31, 2024.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Semi-Annual Report | March 31, 2024	41

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

42	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$36,968,506	$184,520,141
Clarkston Fund	716,747	4,682,986
Clarkston Founders Fund	9,515,714	26,876,828

Semi-Annual Report | March 31, 2024	43

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$466,379,344	$39,639,238	$167,824,615
Gross unrealized depreciation (excess of tax cost over value)	(207,869,259)	(16,527,551)	(104,814,633)
Net unrealized appreciation	$258,510,085	$23,111,687	$63,009,982
Cost of investments for income tax purposes	$1,004,346,520	$111,641,577	$590,907,708

These differences are primarily attributable to wash sales.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$169,903,182	$243,718,349
Clarkston Fund	18,730,102	19,293,698
Clarkston Founders Fund	28,571,799	39,169,766

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

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Clarkston Funds	Notes to Financial Statements

    March 31, 2024 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Clarkston Partners Fund
Founders Class
Shares sold	–	18,325
Shares issued in reinvestment of distributions to shareholders	43,782	243,890
Shares redeemed	(1,865,529)	(3,182,643)
Net decrease in shares outstanding	(1,821,747)	(2,920,428)
Institutional Class
Shares sold	5,112,055	10,156,961
Shares issued in reinvestment of distributions to shareholders	2,139,717	9,189,652
Shares redeemed	(9,528,123)	(16,095,878)
Net increase/(decrease) in shares outstanding	(2,276,351)	3,250,735

Clarkston Fund
Institutional Class
Shares sold	975,624	1,639,731
Shares issued in reinvestment of distributions to shareholders	325,458	426,358
Shares redeemed	(733,097)	(1,071,591)
Net increase in shares outstanding	567,985	994,498

Clarkston Founders Fund
Founders Class(a)
Shares sold	3,326,216	9,488,224
Shares issued in reinvestment of distributions to shareholders	7,446	36,345
Shares redeemed	(2,705,712)	(5,572,329)
Net increase in shares outstanding	627,950	3,952,240
Institutional Class
Shares sold	1,421,009	1,925,860
Shares issued in reinvestment of distributions to shareholders	202,233	716,175
Shares redeemed	(1,280,615)	(1,128,842)
Net increase in shares outstanding	342,627	1,513,193

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 66% of the outstanding shares of the Clarkston Partners Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Approximately 78% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 90% of the outstanding shares of the Clarkston Founders Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2024	45

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2025 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

For the six months ended March 31, 2024, the fee waivers and/or reimbursements were $90,699, $140,128, $62,588, $83,176, and $31,053 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

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Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

As of March 31, 2024, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2024	Expiring in 2025	Expiring in 2026	Expiring in 2027
Clarkston Partners Fund
Founders	$116,077	$167,096	$145,168	$90,699
Institutional	139,005	223,604	222,408	140,128

Clarkston Fund	57,448	118,133	102,951	62,588

Clarkston Founders Fund
Founders	14,204	164,493	182,322	83,176
Institutional	43,475	62,763	69,401	31,053

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for six months ended March 31, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Semi-Annual Report | March 31, 2024	47

Clarkston Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

7. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Funds pay ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

48	www.clarkstonfunds.com

Clarkston Funds	Additional Information

March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available at www.clarkstonfunds.com, or upon request, without charge, by calling (toll-free) 1-844-680-6562 or by writing to ALPS Series Trust, c/o Clarkston Funds at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Semi-Annual Report | March 31, 2024	49

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement

  March 31, 2024 (Unaudited)

On November 16, 2023, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Clarkston Agreement”) between the Trust and Clarkston Capital Partners, LLC (“Clarkston”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Clarkston’s materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Clarkston Agreement.

In anticipation of and as part of the process to consider renewal of the Clarkston Agreement, legal counsel to the Trust requested certain information from Clarkston. In response to these requests, the Trustees received reports from Clarkston and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Clarkston and discussed the services of the firm provided pursuant to the Clarkston Agreement, as well as the information provided by Clarkston.

In evaluating Clarkston and the fees charged under the Clarkston Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Clarkston Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Board received and considered information regarding the nature, extent and quality of services provided to Clarkston Partners Fund, Clarkston Founders Fund, and Clarkston Fund (collectively, the “Clarkston Funds”). The Board acknowledged Clarkston’s investment advisory personnel, its history as an asset manager and its investment approach focused on financial, business and management quality. The Board discussed Clarkston’s investment philosophy of investing in companies, not stocks, seeking long term shareholder value, and mitigating risk by investing in quality companies. The Board considered Clarkston’s investment process, which included the initial research process, periodic contact with the portfolio company’s management, and ongoing diligence by monitoring results and developments. They considered the third party service providers used by Clarkston to support its business activities. The Board noted the resources at Clarkston devoted to research and analysis of current and potential investments. The Board acknowledged Clarkston’s affirmation that its compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued viability. They discussed Clarkston’s policies related to mitigating the conflicts of interest when managing multiple accounts. The Board acknowledged that Clarkson was providing resources to assess and maintain its technology and cybersecurity resiliency and its network and information systems, and devoted significant investments in technology to ensure any business disruption could be quickly mitigated through remote access. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

50	www.clarkstonfunds.com

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement

  March 31, 2024 (Unaudited)

Investment Advisory Fee Rate and Expense Ratio: The Board discussed the comparison of each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds, as provided in the Provider Report. The Board observed that each Provider Report peer group consisted of the applicable Clarkston Fund and several other funds identified by the Provider Report as using similar strategies with comparable fee structures.

Clarkston Partners Fund (“CP Fund”). The Board noted that the Fund’s contractual advisory fee of 0.80% was higher than the Provider Report peer group median (the “Median”) of 0.75%. The Board also noted that the CP Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was slightly higher than the Median while the total net expenses for the Founders class was equal to the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Founders Fund (“CF Fund”). The Board noted that CF Fund’s contractual advisory fee of 0.75% was equal to its peer group median. The Board also noted that the CF Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were slightly higher than the Median, but within the ranges of its peers, while the total net expenses for the Founders class were equal to the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Fund (“CS Fund”). The Board noted that the Fund’s contractual advisory fee of 0.50% was below the Median. The Board also noted that the CS Fund’s total net expense (after fee waiver and expense reimbursement) was below the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged lower fees for similar strategies, the fees charged to the Funds were generally aligned with the firm’s standard fee rates charged by Clarkston for institutional clients, and the variations in fees were based on reasonable factors. They considered Clarkston’s assertion that the services provided to the Funds were often more labor intensive and broader in scope than the work required for the other accounts. After consideration, the Board agreed that the management fees for each Fund relative to comparable accounts with similar strategies were not unreasonable in light of the services provided.

Performance: The Board reviewed and considered each Clarkston Fund’s performance as of August 31, 2023, compared to a relevant benchmark index, and a peer group selected by an independent provider of investment company data.

Semi-Annual Report | March 31, 2024	51

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement

  March 31, 2024 (Unaudited)

CP Fund: The Board observed that the CP Fund had achieved a 3-star rating in the Morningstar mid-cap value category. The Board noted that the Fund had delivered consistent positive returns over the one, three, five-year and since inception periods. The Board further noted that, while the Fund had delivered positive returns for those periods, it had underperformed both its benchmark, the Russell 2500 TR USD Index, as well as the Median, for the one and three-year periods, and the Fund’s Founders Class had underperformed its benchmark and Median for the since inception period.

CF Fund: The Board observed that the CF Fund had achieved a 3-star rating in the Morningstar mid-cap value category. The Board noted that the CF Fund also had delivered consistent positive returns over the one, three, five-year and since inception periods (as applicable). The Board further noted that the Clarkston Founders Institutional class underperformed its benchmark, the Russell Mid Cap TR USD Index, and the Median, for the one-and three-year periods and since inception period while the Founders class had lagged both for each applicable period.

CS Fund: The Board observed that the Fund had achieved a 3-star rating in the Morningstar large-cap value category. The Board noted that the Fund had delivered consistent positive returns over the one, three, five-year and since inception periods. The Board further noted that the CS Fund had outperformed its benchmark, the Russell 1000 TR USD Index, for the 3-year period and the Median during the 5-year period.

After reviewing the investment performance of the Clarkston Funds, including the factors contributing to and detracting from performance, and Clarkston’s historical investment performance, the Board concluded that the investment performance of each Clarkston Fund was satisfactory.

Profitability: The Board received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. They considered the business, regulatory and other risks assumed by Clarkston in managing the Clarkston Funds. The Trustees noted that, based on the information provided by Clarkston, with the exception of the Clarkston Fund, its relationship with each Fund before distribution costs was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income. The Trustees noted that while the Adviser’s relationship with the Clarkston Fund was profitable in 2022, the profitability analysis projected that the Adviser’s relationship with the Fund before distribution costs would not be profitable in 2023.

Economies of Scale: The Trustees considered Clarkston’s statements that it has made a significant financial commitment to the ongoing viability of the Clarkston Funds, and that material investments had been made by Clarkston in personnel, software, and other areas to build the infrastructure required for advising registered investment companies. In addition, Clarkston had contractually agreed to limit Fund expenses until at least January 31, 2024, which effectively provided lower total fees to shareholders. The Trustees recognized that the resulting waivers and reimbursements reduce the net advisory fees that Clarkston realized for providing advisory services to the Funds and represented a component of the significant financial commitment Clarkston had made to support the Funds. The Trustees discussed other efforts of the Adviser to reduce overall Fund expenses to the benefit of shareholders. The Board determined to continue to monitor and revisit the issue over time.

52	www.clarkstonfunds.com

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement

  March 31, 2024 (Unaudited)

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services. They acknowledged the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the impact of such arrangements.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, and as assisted by the advice of independent counsel, the Board determined that continuance of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

Semi-Annual Report | March 31, 2024	53

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of
Clarkston Capital Partners, LLC. All rights reserved.

Semi-Annual Report 2024

As of March 31, 2024

Hillman Value Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Value Fund (“Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Disclosure Regarding Renewal And Approval Of Fund Advisory Agreement	25
Additional Information	27

Hillman Value Fund	Shareholder Letter

March 31, 2024 (Unaudited)

Dear Hillman Value Fund Shareholder,

We are pleased to provide the semi-annual report for the Hillman Value Fund for the six months ended March 31, 2024.

We have enclosed the attached performance summary to remind our shareholders of Hillman Capital Management’s approach and to share some perspective on current economic conditions. On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence. It is our hope that we may continue to serve you throughout the years to come.

Sincerely,

Mark A. Hillman

CEO and Chief Investment Officer

Hillman Capital Management, Inc.

Performance Summary

For the six months ended March 31, 2024, the Hillman Value Fund returned 22.05% versus a return of 19.34% for its benchmark, the Russell 1000 Value Total Return Index. It is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with strict adherence to our fundamentally sound valuation discipline, helped to support performance in a volatile market.

During the period, the Fund benefited from strong performance in the Information Technology, Financials, Communication Services, and Consumer Discretionary Sectors. The Industrials, Materials, and Health Care Sectors negatively impacted results. The premiums generated from option writing nominally benefitted performance.

The top 5 performers for the period were ASML Holding NV (Ticker: ASML), Taiwan Semiconductor Manufacturing Co Ltd (Ticker: TSM), The Walt Disney Company (Ticker: DIS), Simon Property Group Inc. (Ticker: SPG), and Salesforce.com Inc. (Ticker: CRM).

The bottom 5 performers for the period were Warner Brothers Discovery (Ticker: WBD), Biogen Inc (Ticker: BIIB), Nike Inc. (Ticker: NKE), Pfizer Inc. (Ticker: PFE), and Becton Dickinson & Co. (Ticker: BDX).

The first quarter of 2024 was the second consecutive quarter during which The US Federal Reserve Bank’s Open Market Committee did not change the target federal funds rate. The Fed indicated that the range is set at 5.25% to 5.50%. Investors remained bullish, driving the Russell 1000 Value TR Index and the S&P 500 TR Index higher by 8.99% and 10.56%, respectively. U.S. Small Cap Stocks, as measured by the Russell 2000 TR Index, rose 5.18%. International equities followed suit, with the MSCI EAFE TR Index and MSCI Emerging Markets TR Index gaining 5.93% and 2.44%, respectively.

Semi-Annual Report | March 31, 2024	1

Hillman Value Fund	Shareholder Letter

March 31, 2024 (Unaudited)

For the quarter ended March 31, 2024, bond yields took back some of the declines of the fourth quarter of 2023, as the economy showed resilience and the pace of the decline in inflation slowed. The yield on the Ten-Year US Treasury Note rose from 3.88% to 4.20%. The German Ten-Year Government Bond yield increased from 2.028% to 2.2925%, and the Japanese Ten-Year Government Bond yield similarly nudged upward from 0.616% to 0.732%.

International economic growth, fueled by the elimination of COVID related restrictions, may be tempered by the war in Gaza, the ongoing war in Ukraine, and local economic stagnation in China. Developed economies and large companies are adept at navigating these types of disruptions, and we caution against investing based upon overly optimistic or unnecessarily dire scenarios. Consistent with our long-term view on investing, we implore investors to adhere to their long-term asset allocation programs.

Our equity strategies are driven by our core belief that competitively advantaged companies will outperform their peers through economic cycles and market cycles. Our goal is to invest in great enterprises at attractive prices. We will continue to invest according to this precept for the long-term interest of our clients. At period end, we feel that the Fund is well positioned with investments in companies with sustainable competitive advantages, at prices that we believe to be reasonable.

Past performance is not indicative of future results. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Information about the risks associated with an investment in the Fund can be found in the Fund's prospectus. The Russell 1000 Value Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity market and is a widely recognized, unmanaged index of large-cap equities. It is not possible to invest in this index.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

ALPS Distributors, Inc. is the distributor of the Hillman Value Fund, 1290 Broadway, Suite 1000, Denver, CO 80203.

ALPS Distributors, Inc. is not affiliated with Hillman Capital Management, Inc.

© 2022 Hillman Capital Management. All rights reserved.

2	www.hcmfunds.com

Hillman Value Fund	Portfolio Update

March 31, 2024 (Unaudited)

Average Annual Total Return (as of March 31, 2024)*

	1 Year	3 Year	5 Year	10 Year	Since Inception**
Hillman Value Fund - NAV	22.31%	8.77%	12.39%	11.41%	8.12%
Russell 1000® Value Total Return Index(a)	20.27%	8.11%	10.32%	9.01%	7.40%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 400-5944 or by visiting www.hcmfunds.com.

*	The Hillman Value Fund (the “Predecessor Fund”) reorganized into the Fund on March 15, 2021. The Predecessor Fund was a series of the Hillman Capital Management Investment Trust (the “Hillman Trust”) and also was advised by Hillman Capital Management, Inc. For periods prior to the reorganization, performance results above for the Fund reflect the performance of the Predecessor Fund. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

**	Fund inception December 29, 2000.
(a)	The Russell 1000® Value Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity market and is a widely recognized, unmanaged index of large-cap equities. It is not possible to invest in this index.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund (as reported in the February 1, 2024 Prospectus) are 0.99% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Semi-Annual Report | March 31, 2024	3

Hillman Value Fund	Portfolio Update

March 31, 2024 (Unaudited)

Performance of $10,000 Initial Investment (March 31, 2014 through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

Salesforce, Inc.	3.15%
Nordstrom, Inc.	3.10%
Bank of New York Mellon Corp.	3.04%
Emerson Electric Co.	3.03%
GSK PLC	3.00%
Amazon.com, Inc.	3.00%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.91%
DuPont de Nemours, Inc.	2.89%
Wells Fargo & Co.	2.88%
US Bancorp	2.83%
Top Ten Holdings	29.83%

Sector Allocation (as a % of Net Assets)*

Health Care	17.74%
Communication Services	15.32%
Consumer Staples	15.13%
Financials	13.68%
Information Technology	11.32%
Consumer Discretionary	11.22%
Industrials	5.47%
Materials	5.36%
Real Estate Investment Trust	2.62%
Cash, Cash Equivalents, & Other Net Assets	2.14%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.hcmfunds.com

Hillman Value Fund	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

Examples. As a shareholder of the Hillman Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 - March 31, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Hillman Value Fund
Actual	$1,000.00	$1,220.50	0.95%	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	0.95%	$4.80

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	5

Hillman Value Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (95.24%)
Communication Services (15.32%)
Alphabet, Inc., Class A(a)	45,000	$6,791,850
AT&T, Inc.	363,000	6,388,800
Comcast Corp., Class A	142,400	6,173,040
Verizon Communications, Inc.	155,300	6,516,388
Walt Disney Co.	52,000	6,362,720
Warner Bros Discovery, Inc.(a)	637,400	5,564,502
Total Communication Services		37,797,300

Consumer Discretionary (11.22%)
Amazon.com, Inc.(a)	41,000	7,395,580
CarMax, Inc.(a)	77,000	6,707,470
NIKE, Inc., Class B	63,000	5,920,740
Nordstrom, Inc.	377,226	7,646,371
Total Consumer Discretionary		27,670,161

Consumer Staples (15.13%)
Anheuser-Busch InBev NV, Sponsored ADR(b)	101,100	6,144,858
Campbell Soup Co.	137,800	6,125,210
Conagra Brands, Inc.	186,000	5,513,040
Estee Lauder Cos., Inc., Class A	44,000	6,782,600
Kellanova	113,000	6,473,770
Kraft Heinz Co.(b)	170,000	6,273,000
Total Consumer Staples		37,312,478

Financials (13.68%)
Bank of New York Mellon Corp.	130,000	7,490,600
T Rowe Price Group, Inc.	50,000	6,096,000
US Bancorp	156,000	6,973,200
Wells Fargo & Co.(b)	122,655	7,109,084
Western Union Co.	435,000	6,081,300
Total Financials		33,750,184

Health Care (17.74%)
Baxter International, Inc.	155,000	6,624,700
Becton Dickinson & Co.	24,000	5,938,800

See Notes to Financial Statements.

6	www.hcmfunds.com

Hillman Value Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Health Care (continued)
Biogen, Inc.(a)	24,400	$5,261,372
CVS Health Corp.	82,000	6,540,320
GSK PLC, Sponsored ADR	172,865	7,410,723
Pfizer, Inc.	221,200	6,138,300
Zimmer Biomet Holdings, Inc.	44,100	5,820,318
Total Health Care		43,734,533

Industrials (5.47%)
Boeing Co.(a)	31,100	6,001,989
Emerson Electric Co.	66,000	7,485,720
Total Industrials		13,487,709

Information Technology (11.32%)
Intel Corp.(b)	138,300	6,108,711
Microsoft Corp.	16,346	6,877,089
Salesforce, Inc.	25,815	7,774,962
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	52,729	7,173,780
Total Information Technology		27,934,542

Materials (5.36%)
DuPont de Nemours, Inc.	92,900	7,122,643
International Flavors & Fragrances, Inc.	71,000	6,105,290
Total Materials		13,227,933

TOTAL COMMON STOCK
(Cost $216,618,603)		234,914,840

REAL ESTATE INVESTMENT TRUST (2.62%)
Real Estate (2.62%)
Simon Property Group, Inc.	41,300	6,463,037

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,975,847)		6,463,037

TOTAL INVESTMENTS (97.86%)
(Cost $220,594,450)		$241,377,877

OTHER ASSETS IN EXCESS OF LIABILITIES (2.14%)		5,288,254

NET ASSETS (100.00%)		$246,666,131

(a)	Non-income producing security.
(b)	All or a portion is held as collateral at custodian for written options.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	7

Hillman Value Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS (0.05%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.05%)
Adobe, Inc.
StoneX	04/19/24	500.00	(140)	282,654	(7,064,400)	(128,660)

TOTAL WRITTEN OPTION CONTRACTS				$282,654	$(7,064,400)	$(128,660)

See Notes to Financial Statements.

8	www.hcmfunds.com

Hillman Value Fund	Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Cost $220,594,450)	$241,377,877
Cash and cash equivalents	2,197,003
Deposit with broker for written options	278,638
Receivable for investments sold	2,904,376
Receivable for shares sold	246,137
Dividends and interest receivable	263,952
Other assets	15,823
Total Assets	247,283,806

LIABILITIES:
Written options, at value (premiums received $282,654)	128,660
Payable for administration and transfer agent fees	35,680
Payable for investments purchased	164,558
Payable for shares redeemed	65,976
Payable to adviser	148,384
Payable for printing fees	9,498
Payable for professional fees	56,397
Payable to Chief Compliance Officer fees	1,421
Accrued expenses and other liabilities	7,101
Total Liabilities	617,675
NET ASSETS	$246,666,131

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$215,861,070
Total distributable earnings	30,805,061
NET ASSETS	$246,666,131

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$33.08
Net Assets	$246,666,131
Shares of beneficial interest outstanding	7,456,317

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

Hillman Value Fund	Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,766,297
Foreign taxes withheld	(11,251)
Total Investment Income	2,755,046

EXPENSES:
Investment advisory fees (Note 7)	903,332
Administration fees (Note 7)	75,716
Custody fees	10,263
Legal fees	16,840
Audit and tax fees	9,344
Transfer agent fees (Note 7)	134,297
Trustees fees and expenses (Note 8)	9,653
Registration and filing fees	12,866
Printing fees	7,700
Chief Compliance Officer fees (Note 7)	9,967
Insurance fees	8,154
Other expenses	4,125
Total Expenses	1,202,257
Less fees waived by investment adviser (Note 7)	(126,005)
Net Expenses	1,076,252
NET INVESTMENT INCOME	1,678,794

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain on:
Investments	9,854,163
Written options	164,404
Net realized gain	10,018,567
Change in unrealized appreciation on:
Investments	33,146,641
Written options	459,820
Net change	33,606,461

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	43,625,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,303,822

See Notes to Financial Statements.

10	www.hcmfunds.com

Hillman Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$1,678,794	$3,022,081
Net realized gain on investments and written options	10,018,567	2,537,360
Net change in unrealized appreciation on investments and written options	33,606,461	30,806,419
Net increase in net assets resulting from operations	45,303,822	36,365,860

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(7,019,817)	(20,852,781)
Total distributions	(7,019,817)	(20,852,781)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	22,745,003	47,928,272
Dividends reinvested	6,522,532	20,181,259
Shares redeemed	(31,745,957)	(52,541,116)
Net increase/(decrease) from beneficial share transactions	(2,478,422)	15,568,415
Net increase in net assets	35,805,583	31,081,494

NET ASSETS:
Beginning of period	210,860,548	179,779,054
End of period	$246,666,131	$210,860,548

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	11

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

12	www.hcmfunds.com

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (a)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019

$27.94		$25.87	$33.82	$25.68	$27.74	$25.10

0.22		0.42	0.55	0.62	0.29	0.17
5.88		4.82	(5.98)	9.97	(1.32)	2.64
6.10		5.24	(5.43)	10.59	(1.03)	2.81

(0.15)		(0.26)	(0.41)	(0.27)	(0.12)	(0.17)
(0.81)		(2.91)	(2.11)	(2.18)	(0.91)	–
(0.96)		(3.17)	(2.52)	(2.45)	(1.03)	(0.17)
5.14		2.07	(7.95)	8.14	(2.06)	2.64
$33.08		$27.94	$25.87	$33.82	$25.68 (c)	$27.74 (c)

22.05%		21.30%	(17.55%)	43.04%	(4.10%)	11.37%

$246,666		$210,861	$179,779	$216,130	$104,395	$62,894

1.06	%(e)(f)	1.14%	1.12%	1.15%	1.31%	1.65%
0.95	%(e)	0.95%	0.95%	0.95%	0.99%	1.50%
1.48	%(e)	1.49%	1.75%	1.94%	1.54%	0.91%

23%		23%	31%	27%	30%	48%

(a)	Effective March 15th, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.
(b)	Calculated using the average shares method.
(c)	Includes adjustments in accordance with the accounting principles generally accepted in the United States of America, and, consequently, the net asset values for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and totals returns for shareholder transactions.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Semi-Annual Report | March 31, 2024	15

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

HILLMAN VALUE FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$37,797,300	$–	$–	$37,797,300
Consumer Discretionary	27,670,161	–	–	27,670,161
Consumer Staples	37,312,478	–	–	37,312,478
Financials	33,750,184	–	–	33,750,184
Health Care	43,734,533	–	–	43,734,533
Industrials	13,487,709	–	–	13,487,709
Information Technology	27,934,542	–	–	27,934,542
Materials	13,227,933	–	–	13,227,933
Real Estate Investment Trust
Real Estate	6,463,037	–	–	6,463,037
Total	$241,377,877	$–	$–	$241,377,877

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(128,660)	$–	$–	$(128,660)
Total	$(128,660)	$–	$–	$(128,660)

The Fund did not hold any level 3 securities at March 31, 2024.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Semi-Annual Report | March 31, 2024	17

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2024	19

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the six months ended March 31, 2024, was $5,756,544.

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities for the six months ended March 31, 2024:

		Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Hillman Value Fund
Equity Contracts (Written Options)	Investments, at value	$–	Written options, at value	$128,660
		$–		$128,660

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives Recognized in Income	Change in Unrealized Gain on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain on written option contracts/Net change in unrealized on written option contracts	$164,404	$459,820
Total		$164,404	$459,820

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Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2023, was as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$8,033,592	$12,819,189

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$35,138,235
Gross unrealized depreciation (excess of tax cost over value)	(15,156,916)
Net unrealized appreciation	$19,981,319
Cost of investments for income tax purposes	$221,396,558

These temporary differences are primarily attributed to wash sales.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$50,241,248	$52,701,095

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2024	21

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Hillman Value Fund
Shares sold	752,168	1,698,366
Shares issued in reinvestment of distributions to shareholders	210,880	785,569
Shares redeemed	(1,054,886)	(1,884,434)
Net increase/(decrease) in shares outstanding	(91,838)	599,501

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2024, approximately 85% of the outstanding shares of the Fund were owned by two omnibus accounts.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee based on the Fund’s average daily net assets. Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the six months ended March 31, 2024, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2024	23

Hillman Value Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

24	www.hcmfunds.com

Disclosure Regarding Renewal And
Hillman Value Fund	Approval Of Fund Advisory Agreement
March 31, 2024 (Unaudited)

On November 16, 2023, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Hillman Agreement”) between the Trust and Hillman Capital Management, Inc. (“Hillman”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Hillman’s materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In anticipation of and as part of the process to consider renewal of the Hillman Agreement, legal counsel to the Trust requested certain information from Hillman. In response to these requests, the Trustees received reports from Hillman and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Hillman and discussed the services of the firm provided pursuant to the Hillman Agreement, as well as the information provided by Hillman.

In evaluating Hillman and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Board reviewed certain background materials supplied by Hillman in its presentation, including its Form ADV. The Board reviewed Hillman’s financial information to analyze the financial condition, stability and profitability of Hillman, noting that Hillman was obligated by a Fund expense limitation agreement.

The Board reviewed and considered Hillman’s investment philosophy focused on identifying great companies trading at a discount to intrinsic value and its long history as an asset manager. The Trustees also discussed the research and decision-making processes utilized by Hillman, including the methods adopted to achieve compliance with the policies and restrictions of the Hillman Value Fund (“Hillman Fund”), with a focus on risk mitigation. The Board discussed Hillman’s risk mitigation strategies, including diversification and position limits.

The Board acknowledged the experience of Hillman’s management team, including reviewing the qualifications, background and responsibilities of the investment team primarily responsible for the day-to-day portfolio management of the Hillman Fund.

Hillman had indicated that its portfolio management team consistently executed its proprietary value investment philosophy, focusing on businesses with a sustainable competitive advantage. The Board discussed the distinctive investment process among large cap value managers, utilizing option writing intended to diversify and enhance returns. It was the consensus of the Board that Hillman had provided high quality services to the Fund.

Semi-Annual Report | March 31, 2024	25

Disclosure Regarding Renewal And
Hillman Value Fund	Approval Of Fund Advisory Agreement
March 31, 2024 (Unaudited)

Investment Advisory Fee Rate and Expense Ratio: The Board considered comparison of the Hillman Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group in the Provider Report. The Board noted that the Fund’s contractual advisory fee of 0.85% was higher than the peer group median (the “Median”) of 0.65%. The Board discussed the additional value of the option strategy. They considered the Fund’s net expense ratio of 0.95% compared favorably to the peer group median of 1.08%. After further consideration, the Board determined that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board discussed the comparable accounts managed by Hillman and the fee structure and servicing requirements for these products, noting that the advisory fee was lower than the fees charged by Hillman on a similar Hillman fund that employs an options writing strategy.

Performance: The Board reviewed and considered the Hillman Fund’s performance. The Board noted that the Hillman Fund had outperformed its benchmark, the Russell 1000 Value TR Index, and the Median for the one-, three-, five-, and ten-year and since inception periods. They discussed the Adviser’s belief that short term market events can negatively impact performance in the short term, but by adhering to its disciplined approach focusing on company fundamentals, the Hillman Fund can deliver favorable returns over the long-term. The Board considered the option premium income generated by the option strategy and the benefit to performance. After reviewing the investment performance of the Hillman Fund, the Board concluded that the overall investment performance of the Hillman Fund was satisfactory.

Profitability: The Board received and considered the Adviser’s 2022 profits from its relationship with the Hillman Fund, and estimated profits for 2023, based on an analysis prepared by Hillman. The Board observed that the reported and estimated profits before distribution expenses were reasonable on an absolute basis and as a percentage of revenue. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale: The Board considered whether Hillman was benefitting from economies of scale in the provision of services to the Fund and whether such economies are being shared with the Fund’s shareholders under the Hillman Agreement. They considered the prospects for growth of the Hillman Fund and concluded that the expense limitation agreement was adequate at current asset levels, provided meaningful economies to shareholders, and economies of scale would be revisited as Hillman Fund asset levels increase.

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Hillman from its relationship with the Hillman Fund, including research and other support services, noting the Adviser did not receive soft dollars.

Having requested and reviewed such information from Hillman as the Board believed to be reasonably necessary to evaluate the terms of the Hillman Agreement and as assisted by the advice of independent counsel, the Board determined that approval of the Hillman Agreement was in the best interests of the Hillman Fund and its shareholders.

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Hillman Value Fund	Additional Information
March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-400-5944 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-855-400-5944 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-855-400-5944 or by writing to the Fund at Hillman Value Fund, P.O. Box 1920, Denver, CO 80201.

Semi-Annual Report | March 31, 2024	27

Hillman Value Fund

is a series of the
ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund
c/o ALPS Funds
P.O. Box 1920
Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

SEVEN CANYONS ADVISORS

SEMI-ANNUAL REPORT | 3.31.24

SEVEN CANYONS STRATEGIC GLOBAL FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Shareholder Letter	1
Portfolio Update
Seven Canyons Strategic Global Fund	3
Seven Canyons World Innovators Fund	5
Disclosure of Fund Expenses	7
Portfolios of Investments
Seven Canyons Strategic Global Fund	9
Seven Canyons World Innovators Fund	15
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets
Seven Canyons Strategic Global Fund	24
Seven Canyons World Innovators Fund	25
Financial Highlights	26
Notes to Financial Statements	32
Additional Information	44
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	45

Seven Canyons Advisors	Shareholder Letter

March 31, 2024 (Unaudited)

We have all heard the saying “can’t see the forest for the trees.” The first written record of the often-used phrase dates back well over 400 years to a proverb collection by John Heywood, warning against missing the bigger picture. Today, from an investing perspective, we would venture to say that the forest is getting so much attention, that the trees are being ignored. We are bombarded by macroeconomic news about elections, wars, the Fed, and the next economic datapoint that will assuredly be revised at a not-to-distant date. With such a glut of information, pinpointing the trajectories of the economies and markets around is a herculean task to be sure. That does not prevent the majority of investors making this their focus.

At Seven Canyons we spend a lot of time scouring the forest in search of individual trees. According to Bloomberg research in March of 2024, that forest is quite large. There were over 18,000 small-cap (less than $2B market capitalization) companies with no analyst coverage versus 251 mid cap and 36 large-cap. To see those “small-cap” trees, our team does hundreds of direct company interactions each year – not with someone in investor relations, but with the CFOs and CEOs who are also often the founders and principal shareholders of their companies, living and breathing their businesses every day. After years of doing this, we have amassed an internal database documenting thousands of company interactions and analyses. The companies we search for are largely located outside of the bright lights of the US markets. They are taking root in corners of the world that do not make daily headlines, but none-the-less are likely to experience the majority of the long-term growth. And given the number of companies now sprouting up in those remote corners, they receive significantly less analyst attention than the rest of the investable world. Compounding this reality, is a market that has become increasingly dominated by passive investing and index funds – funds that are usually weighted by market cap, thus benefiting the larger companies and excluding the smaller. Our view is that while many people believe they are buying the forest, they are actually crowding into a finite sector of the market while ignoring the abundance of other opportunities. We believe true alpha and true diversification opportunities emerge for those with the experience and determination to follow a different path.

In order to successfully identify promising small companies amidst a dense forest of possibilities, Seven Canyons combines a time-tested screening process with experience, good old hard work, and on-going attention to the names in the Funds’ portfolios. Because of the small-cap nature of our investment patterns, these companies are typically not the ones grabbing the attention of major global news publications, but are the ones that we believe will provide a good return for our investors.

As always, we are grateful for your trust.

Sincerely,

The Seven Canyons Team

Semi-Annual Report | March 31, 2024	1

Seven Canyons Advisors	Shareholder Letter

March 31, 2024 (Unaudited)

This letter is for informational purposes only and does not constitute investment advice or a recommendation of any particular security, strategy, or investment product. The expressed views and opinions presented are for informational purposes only, are based on current market conditions, and are subject to change without notice. Although information and statistics contained herein have been obtained from sources believed to be reliable and are accurate to the best of our knowledge, Seven Canyons Advisors cannot and does not guarantee the accuracy, validity, timeliness, or completeness of such information and statistics made available to you for any particular purpose. Past performance is not indicative of future results.

All investing involves risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, and differences in financial reporting standards and securities market regulation. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Prospectus, which contains this and other information, visit our website at www.sevencanyonsadvisors.com or call us at 1-801-349-2718. Read the prospectus carefully before investing.

© 2022 Seven Canyons. All rights reserved. Seven Canyons Funds are distributed by ALPS Distributors, Inc. (ADI).

2	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio Update

March 31, 2024 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2014 through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of fees or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2024)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons Strategic Global Fund - Investor Class	-3.85%	3.40%	3.69%	5.62%
MSCI ACWI Small Cap Index(a)	16.31%	7.98%	6.75%	7.02%
Bloomberg US Aggregate Bond Index(b)	1.70%	0.36%	1.54%	3.08%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	The Fund commenced operations on February 1, 2006. Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Predecessor Fund, Wasatch Strategic Income Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons Strategic Income Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

(a)	The MSCI All Country World Index (ACWI) Small Cap Index is designed to provide a broad measure of small capitalization equity-market performance throughout the world. The MSCI ACWI Small Cap Index is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

Semi-Annual Report | March 31, 2024	3

Seven Canyons Strategic Global Fund	Portfolio Update

March 31, 2024 (Unaudited)

(b)	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Investor Class (as reported in the February 1, 2024 Prospectus) is 1.59% and 1.40%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Top Ten Equity Holdings (as a % of Net Assets)*
flatexDEGIRO AG	4.62%
Corporativo Fragua SAB de CV	4.13%
KINX, Inc.	3.86%
LT Foods, Ltd.	3.73%
JDC Group AG	2.82%
Next Vision Stabilized Systems, Ltd.	2.62%
Sirca Paints India, Ltd.	2.39%
Epsilon Net SA	2.36%
Richardson Electronics, Ltd./United States	2.09%
Blackline Safety Corp.	2.00%
Top Ten Holdings	30.62%

Sector Allocation (as a % of Net Assets)*
Information Technology	29.80%
Financials	15.67%
Industrials	13.33%
Consumer Staples	12.77%
Consumer Discretionary	8.93%
Communication Services	5.21%
Health Care	4.11%
Materials	1.59%
Energy	1.16%
Real Estate	0.77%
Cash & Other Assets in Excess of Liabilities	6.66%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

4	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2024 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2014 through March 31, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Due to differing expenses, performance of the Institutional Class will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2024)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons World Innovators Fund - Investor Class	-3.17%	0.58%	3.49%	6.33%
Seven Canyons World Innovators Fund - Institutional Class	-3.10%	0.75%	3.66%	6.41%
MSCI ACWI ex USA Small Cap Index - NR(a)	12.49%	6.19%	4.71%	7.63%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	Seven Canyons World Innovators Fund – Investor Class has an inception date of December 19, 2000. Seven Canyons World Innovators Fund – Institutional Class has an inception date of February 1, 2016. Performance for the Institutional Class prior to February 1, 2016 is based on the performance of the Investor Class. Performance of the Fund’s Institutional Class prior to February 1, 2016 uses the actual expenses of the Fund’s Investor Class without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, yet higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses. The Predecessor Fund, Wasatch World Innovators Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons World Innovators Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

Semi-Annual Report | March 31, 2024	5

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2024 (Unaudited)

(a)	The MSCI All Country World Index (ACWI) ex USA Small Cap Index captures small cap representation across 22 of 23 developed markets countries (excluding the US) and 24 emerging markets countries.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Investor Class and Institutional Class shares (as reported in the February 1, 2024 Prospectus) are 1.85% and 1.70% and 1.80% and 1.60%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2025.

Top Ten Equity Holdings (as a % of Net Assets)*

JDC Group AG	6.89%
flatexDEGIRO AG	5.04%
Blackline Safety Corp.	4.06%
Boku, Inc.	3.99%
Epsilon Net SA	3.53%
KINX, Inc.	3.28%
Arman Financial Services, Ltd. Private Placement CCD	2.98%
Freee KK	2.68%
Victorian Plumbing Group PLC	2.43%
Pensionbee Group PLC	2.37%
Top Ten Holdings	37.25%

Sector Allocation (as a % of Net Assets)*

Information Technology	36.16%
Financials	26.40%
Industrials	9.17%
Consumer Staples	7.50%
Communication Services	6.24%
Consumer Discretionary	5.16%
Materials	2.26%
Health Care	2.09%
Real Estate	1.22%
Cash & Other Assets in Excess of Liabilities	3.80%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

Example. As a shareholder of the Seven Canyons Strategic Global Fund or Seven Canyons World Innovators Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023, and held through March 31, 2024.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 – March 31, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2024	7

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio(a)	Expenses Paid During Period October 1, 2023 - March 31, 2024(b)
Seven Canyons Strategic Global Fund
Investor Class
Actual	$1,000.00	$1,045.10	1.40%	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	1.40%	$7.06
Seven Canyons World Innovators Fund
Investor Class
Actual	$1,000.00	$1,073.80	1.73%	$8.97
Hypothetical (5% return before expenses)	$1,000.00	$1,016.35	1.73%	$8.72
Institutional Class
Actual	$1,000.00	$1,073.50	1.56%	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.56%	$7.87

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

8	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.34%)
Advertising (0.46%)
Macbee Planet, Inc.	1,000	$94,530

Aerospace & Defense (0.69%)
DroneShield, Ltd.(a)(b)	295,295	142,397

Agricultural Products & Services (1.26%)
Winfarm SAS(a)	40,242	260,491

Airport Services (1.28%)
Grupo Aeroportuario del Centro Norte SAB de CV	26,993	265,895

Alternative Carriers (3.86%)
KINX, Inc.	11,327	800,988

Application Software (8.97%)
91APP, Inc.	35,000	103,239
AGMO HOLDINGS BHD(a)	2,484	252
Cerillion PLC	15,772	307,557
Dropsuite, Ltd.(a)	928,100	184,462
Epsilon Net SA	47,295	489,834
Fabasoft AG	8,900	191,076
Hyundai Ezwel Co., Ltd.	53,025	232,778
SmartCraft ASA(a)	146,839	350,309
Total Application Software		1,859,507

Asset Management & Custody Banks (1.76%)
JTC PLC(b)(c)	35,200	364,751

Automotive Parts & Equipment (0.25%)
hGears AG(a)	18,358	52,485

Automotive Retail (1.04%)
Halfords Group PLC	106,447	215,635

Commercial & Residential Mortgage Finance (1.70%)
Aavas Financiers, Ltd.(a)	12,100	190,874
Security National Financial Corp.(a)	20,370	161,127
Total Commercial & Residential Mortgage Finance		352,001

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Consumer Electronics (0.74%)
Focusrite PLC	36,400	$153,906

Consumer Finance (1.55%)
Arman Financial Services Ltd.(a)	14,634	321,921

Data Processing & Outsourced Services (1.64%)
Datamatics Global Services, Ltd.	53,132	339,423

Distributors (4.23%)
Inter Cars SA	2,684	379,656
Sirca Paints India, Ltd.(b)(c)	145,367	496,133
Total Distributors		875,789

Drug Retail (4.13%)
Corporativo Fragua SAB de CV	21,100	856,717

Electrical Components & Equipment (1.99%)
Arcure SA(a)	76,433	411,475

Electronic Components (3.55%)
M3 Technology, Inc.	10,000	52,338
Segyung Hitech Co., Ltd.	56,073	411,514
SOLUM Co., Ltd.(a)	14,800	271,540
Total Electronic Components		735,392

Electronic Equipment & Instruments (5.32%)
Basler AG	6,314	73,568
GL Sciences, Inc.	9,300	166,857
LPKF Laser & Electronics SE	10,600	91,715
Next Vision Stabilized Systems, Ltd.	45,606	543,028
VIGO PHOTONICS SA(a)	1,600	227,524
Total Electronic Equipment & Instruments		1,102,692

Electronic Manufacturing Services (0.57%)
Hanza AB	19,139	119,082

Environmental & Facilities Services (1.85%)
Antony Waste Handling Cell, Ltd.(a)(b)(c)	37,000	204,825
Water Intelligence PLC(a)	44,700	179,409
Total Environmental & Facilities Services		384,234

Food Retail (1.55%)
Midi Utama Indonesia Tbk PT	8,978,400	238,971

See Notes to Financial Statements.

10	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Food Retail (continued)
Sok Marketler Ticaret AS	46,000	$82,380
Total Food Retail		321,351

Health Care Equipment (1.87%)
Ray Co. Ltd/KR(a)	8,198	97,432
Semler Scientific, Inc.(a)	9,923	289,851
Total Health Care Equipment		387,283

Health Care Facilities (0.87%)
M1 Kliniken AG(a)	12,800	180,902

Health Care Technology (0.70%)
Reliq Health Technologies, Inc.(a)(d)(e)(f)	915,996	145,391

Home Improvement Retail (1.58%)
Victorian Plumbing Group PLC	326,700	326,989

Human Resource & Employment Services (0.54%)
Veteranpoolen AB, Class B	35,239	111,933

Investment Banking & Brokerage (7.43%)
flatexDEGIRO AG	85,293	956,534
JDC Group AG(a)	24,400	584,393
Total Investment Banking & Brokerage		1,540,927

IT Consulting & Other Services (4.59%)
Allied Digital Services, Ltd.	69,200	115,455
Oro Co., Ltd.	15,100	261,342
Spyrosoft SA(a)	1,900	214,055
System Support, Inc.	26,400	360,127
Total IT Consulting & Other Services		950,979

Metal, Glass & Plastic Containers (1.17%)
Time Technoplast, Ltd.	81,300	243,357

Movies & Entertainment (0.89%)
JYP Entertainment Corp.	3,500	184,587

Oil & Gas Exploration & Production (1.16%)
Parex Resources, Inc.	15,000	239,637

Packaged Foods & Meats (5.83%)
Ifuji Sangyo Co., Ltd.	23,200	225,594

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	11

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Packaged Foods & Meats (continued)
LT Foods, Ltd.	343,500	$772,852
Mama's Creations, Inc.(a)	42,100	210,500
Total Packaged Foods & Meats		1,208,946

Paper & Plastic Packaging Products & Materials (0.42%)
Arrow Greentech, Ltd.	18,773	86,997

Passenger Airlines (1.50%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	41,800	310,156

Pharmaceuticals (0.67%)
SwedenCare AB	23,097	137,969

Real Estate Operating Companies (0.77%)
Arealink Co., Ltd.	9,000	159,750

Research & Consulting Services (1.76%)
Intloop, Inc.(a)	7,800	149,116
My EG Services Bhd	1,288,100	215,001
Total Research & Consulting Services		364,117

Security & Alarm Services (2.00%)
Blackline Safety Corp.(a)	137,100	414,979

Semiconductor Materials & Equipment (0.51%)
Qualitau, Ltd.	4,600	106,241

Semiconductors (2.44%)
Everspin Technologies, Inc.(a)	28,315	224,255
NVE Corp.	2,000	180,360
QuickLogic Corp.(a)	6,300	100,989
Total Semiconductors		505,604

Specialized Consumer Services (1.09%)
Perfect Medical Health Management, Ltd.	550,632	225,124

Specialized Finance (1.11%)
CSL Finance, Ltd.	40,044	229,070

Systems Software (0.99%)
TECSYS, Inc.	7,200	205,069

See Notes to Financial Statements.

12	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Technology Distributors (2.85%)
Climb Global Solutions, Inc.	2,200	$155,936
Richardson Electronics, Ltd./United States	47,100	433,791
Total Technology Distributors		589,727

Trading Companies & Distributors (0.09%)
Thermador Groupe	200	19,053

Transaction & Payment Processing Services (2.12%)
Boku, Inc.(a)(b)(c)	110,500	257,317
CSU Digital SA	44,500	182,422
Total Transaction & Payment Processing Services		439,739

TOTAL COMMON STOCKS
(Cost $17,332,691)		19,345,188

WARRANTS (0.00%)(g)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	937,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (5.75%)

State Street Institutional US Government Money Market Fund, Investor Class	5.190%	1,192,566	$1,192,566
			1,192,566
TOTAL SHORT-TERM INVESTMENT
(Cost $1,192,566)			1,192,566

TOTAL INVESTMENTS (99.09%)
(Cost $18,525,257)			$20,537,754

OTHER ASSETS IN EXCESS OF LIABILITIES (0.91%)			188,473

NET ASSETS (100.00%)			$20,726,227

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the fair value of those securities was $1,465,423 representing 7.07% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $1,323,026, representing 6.38% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(e)	Security deemed to be restricted as of March 31, 2024. As of March 31, 2024, the fair value of restricted securities in the aggregate was $145,391, representing 0.70% of the Fund’s net assets. Additional information on restricted securities can be found in Note 8. Restricted Securities in the Notes to Financial Statements.

(f)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of March 31, 2024, the fair value of illiquid securities in the aggregate was $145,391, representing 0.70% of the Fund's net assets.

(g)	Less than 0.005%.

At March 31, 2024, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	1.7
Austria	1.0
Brazil	0.9
Canada	5.2
France	3.6
Germany	10.0
Great Britain	5.2
Greece	2.5
Hong Kong	1.2
India	15.5
Indonesia	1.3
Israel	3.4
Japan	7.3
Jersey	1.9
Malaysia	1.1
Mexico	7.4
Norway	1.8
Poland	4.3
South Korea	10.3
Sweden	1.9
Taiwan	0.8
Turkey	0.4
United States	11.3
100.0

See Notes to Financial Statements.

14	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.20%)
Advertising (1.52%)
Macbee Planet, Inc.	9,000	$850,773

Aerospace & Defense (0.69%)
DroneShield, Ltd.(a)(b)	801,920	386,702

Agricultural Products & Services (0.89%)
Winfarm SAS(a)	76,321	494,035

Alternative Carriers (3.28%)
KINX, Inc.	25,860	1,828,689

Application Software (24.32%)
91APP, Inc.	137,000	404,106
AGMO HOLDINGS BHD(a)	10,350	1,050
Beonic, Ltd.(a)(c)(d)	11,116,217	181,097
Catapult Group International, Ltd.(a)	1,293,400	1,306,405
Cerillion PLC	61,226	1,193,918
CYND Co., Ltd.(a)	207,500	1,103,432
Dropsuite, Ltd.(a)	2,164,900	430,280
Epsilon Net SA	190,063	1,968,481
Fabasoft AG	59,501	1,277,438
Freee KK(a)	65,200	1,494,543
Kaonavi, Inc.(a)	69,200	832,430
Onesoft Solutions, Inc.	1,503,100	943,217
SmartCraft ASA(a)	505,246	1,205,349
SpiderPlus & Co.(a)	257,700	1,229,088
Total Application Software		13,570,834

Asset Management & Custody Banks (3.38%)
JTC PLC(b)(e)	54,000	559,561
Pensionbee Group PLC(a)	967,620	1,325,089
Total Asset Management & Custody Banks		1,884,650

Automotive Parts & Equipment (0.45%)
hGears AG(a)	87,931	251,391

Cargo Ground Transportation (–%)(f)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19	32

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	15

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Commercial & Residential Mortgage Finance (0.97%)
Aavas Financiers, Ltd.(a)	34,218	$539,779

Consumer Electronics (0.55%)
Focusrite PLC	73,200	309,504

Consumer Finance (2.98%)
Arman Financial Services, Ltd.(a)	75,609	1,663,257

Data Processing & Outsourced Services (0.57%)
Datamatics Global Services, Ltd.	49,377	315,435

Distributors (1.29%)
Sirca Paints India, Ltd.(b)(e)	211,258	721,017

Electrical Components & Equipment (1.72%)
Arcure SA(a)	178,198	959,325

Electronic Components (3.43%)
Segyung Hitech Co., Ltd.	164,500	1,207,250
SOLUM Co., Ltd.(a)	38,400	704,535
Total Electronic Components		1,911,785

Electronic Equipment & Instruments (3.36%)
Basler AG	24,586	286,467
GL Sciences, Inc.	25,500	457,511
Next Vision Stabilized Systems, Ltd.	73,500	875,159
Seeing Machines, Ltd.(a)	4,147,039	257,522
Total Electronic Equipment & Instruments		1,876,659

Environmental & Facilities Services (1.39%)
Antony Waste Handling Cell, Ltd.(a)(b)(e)	140,600	778,334

Food Retail (1.84%)
Midi Utama Indonesia Tbk PT	38,538,400	1,025,746

Health Care Equipment (0.93%)
Revenio Group Oyj	18,800	517,202

Health Care Technology (1.16%)
Reliq Health Technologies, Inc.(a)(c)(d)(g)	4,073,306	646,533

See Notes to Financial Statements.

16	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Home Improvement Retail (2.43%)
Victorian Plumbing Group PLC	1,352,933	$1,354,128

Homefurnishing Retail (0.44%)
Rugvista Group AB	38,500	244,581

Interactive Media & Services (1.43%)
Trustpilot Group PLC(a)(b)(e)	319,200	800,921

Investment Banking & Brokerage (12.67%)
flatexDEGIRO AG	251,034	2,815,266
JDC Group AG(a)	160,519	3,844,518
M&A Research Institute Holdings, Inc.(a)	9,300	414,070
Total Investment Banking & Brokerage		7,073,854

IT Consulting & Other Services (3.61%)
Allied Digital Services, Ltd.	266,700	444,966
Spyrosoft SA(a)	6,500	732,294
System Support, Inc.	61,500	838,932
Total IT Consulting & Other Services		2,016,192

Metal, Glass & Plastic Containers (1.66%)
Time Technoplast, Ltd.	309,700	927,030

Packaged Foods & Meats (4.78%)
Ifuji Sangyo Co., Ltd.	88,000	855,701
LT Foods, Ltd.	447,600	1,007,070
Manorama Industries, Ltd.	167,995	802,383
Total Packaged Foods & Meats		2,665,154

Paper & Plastic Packaging Products & Materials (0.60%)
Arrow Greentech, Ltd.	71,830	332,871

Real Estate Operating Companies (1.22%)
Arealink Co., Ltd.	38,500	683,376

Research & Consulting Services (0.74%)
Intloop, Inc.(a)	21,600	412,937

Security & Alarm Services (4.06%)
Blackline Safety Corp.(a)	748,800	2,266,494

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	17

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Specialized Finance (1.58%)
CSL Finance, Ltd.	154,200	$882,094

Systems Software (1.44%)
TECSYS, Inc.	28,200	803,186

Transaction & Payment Processing Services (4.82%)
Boku, Inc.(a)(b)(e)	955,354	2,224,697
CSU Digital SA	114,100	467,739
Total Transaction & Payment Processing Services		2,692,436

TOTAL COMMON STOCKS
(Cost $51,990,479)		53,686,936

WARRANTS (0.00%)(f)
Transaction & Payment Processing
Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	2,812,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (2.05%)

State Street Institutional US Government Money Market Fund, Investor Class	5.190%	1,143,332	$1,143,332
			1,143,332
TOTAL SHORT-TERM INVESTMENT
(Cost $1,143,332)			1,143,332

TOTAL INVESTMENTS (98.25%)
(Cost $53,133,811)			$54,830,268

OTHER ASSETS IN EXCESS OF LIABILITIES (1.75%)			979,130

NET ASSETS (100.00%)			$55,809,398

(a)	Non-income producing security.

See Notes to Financial Statements.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2024 (Unaudited)

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the fair value of those securities was $5,471,232 representing 9.80% of net assets.
(c)	Security deemed to be restricted as of March 31, 2024. As of March 31, 2024, the fair value of restricted securities in the aggregate was $827,630, representing 1.48% of the Fund’s net assets. Additional information on restricted securities can be found in Note 8. Restricted Securities in the Notes to Financial Statements.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of March 31, 2024, the fair value of illiquid securities in the aggregate was $827,630, representing 1.48% of the Fund's net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $5,084,530, representing 9.11% of net assets.
(f)	Less than 0.005%.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

At March 31, 2024, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	4.8
Austria	2.4
Brazil	0.8
Canada	8.7
Finland	1.0
France	2.7
Germany	13.4
Great Britain	9.3
Greece	3.7
India	15.7
Indonesia	1.9
Israel	1.6
Japan	17.1
Jersey	1.0
Malaysia	0.0(a)
Norway	2.2
Poland	1.3
South Korea	7.0
Sweden	0.5
Taiwan	0.8
United States	4.1
100.0

(a)	Less than 0.05%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	19

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Investments, at value (Cost $18,525,257 and $53,133,811)	$20,537,754	$54,830,268
Foreign currency, at value (Cost $475,110 and $506,032, respectively)	452,783	505,769
Receivable for investments sold	787,205	1,446,008
Receivable for shares sold	–	776
Dividends and interest receivable	33,043	65,612
Other assets	27,094	22,032
Total Assets	21,837,879	56,870,465

LIABILITIES:
Deferred Foreign Capital Gains Tax	112,809	50,511
Payable for administration and transfer agent fees	14,161	34,920
Payable for investments purchased	940,846	716,595
Payable for shares redeemed	–	150,686
Payable to adviser	14,078	53,628
Payable for printing fees	4,490	22,038
Payable for professional fees	10,220	15,017
Payable to Chief Compliance Officer fees	1,390	5,434
Accrued expenses and other liabilities	13,658	12,238
Total Liabilities	1,111,652	1,061,067
NET ASSETS	$20,726,227	$55,809,398

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$23,244,843	$125,795,603
Total distributable earnings	(2,518,616)	(69,986,205)
NET ASSETS	$20,726,227	$55,809,398

See Notes to Financial Statements.

20	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.35	$12.80
Net Assets	$20,726,227	$49,063,743
Shares of beneficial interest outstanding	2,002,904	3,831,616
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$13.14
Net Assets	N/A	$6,745,655
Shares of beneficial interest outstanding	N/A	513,193

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	21

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends	$152,180	$386,335
Foreign taxes withheld	(7,834)	(17,836)
Total Investment Income	144,346	368,499

EXPENSES:
Investment advisory fees (Note 6)	77,876	622,174
Administration fees	28,841	88,599
Custody fees	24,857	43,991
Legal fees	1,512	8,140
Audit and tax fees	10,883	10,354
Transfer agent fees	20,795	68,440
Trustees' fees and expenses	1,797	7,462
Registration and filing fees	7,296	12,690
Printing fees	2,779	19,034
Chief Compliance Officer fees	4,204	16,492
Insurance fees	337	1,049
Other expenses	6,988	10,068
Total Expenses	188,165	908,493
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(38,117)	(140,967)
Institutional Class	–	(89,158)
Total fees waived/reimbursed by investment adviser (Note 6)	(38,117)	(230,125)
Net Expenses	150,048	678,368
NET INVESTMENT LOSS	(5,702)	(309,869)

See Notes to Financial Statements.

22	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	60,604	(1,306,277)
Foreign currency transactions	(13,725)	(66,731)
Net realized gain/(loss)	46,879	(1,373,008)
Change in unrealized appreciation on:
Investments	907,227	7,970,718
Translation of asset and liabilities denominated in foreign currency	1,300	344
Net change	908,527	7,971,062

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	955,406	6,598,054
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$949,704	$6,288,185

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	23

Seven Canyons Strategic Global Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income/(loss)	$(5,702)	$134,258
Net realized gain/(loss) on investments	46,879	(963,102)
Net change in unrealized appreciation on investments	908,527	3,731,656
Net increase in net assets resulting from operations	949,704	2,902,812
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(445,119)	(1,455,593)
Total distributions	(445,119)	(1,455,593)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	233,058	769,849
Dividends reinvested	434,662	1,420,312
Shares redeemed	(1,643,110)	(4,108,233)
Redemption fees	85	19
Net decrease from beneficial share transactions	(975,305)	(1,918,053)
Net decrease in net assets	(470,720)	(470,834)

NET ASSETS:
Beginning of period	21,196,947	21,667,781
End of period	$20,726,227	$21,196,947

See Notes to Financial Statements.

24	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(309,869)	$(442,041)
Net realized loss on investments	(1,373,008)	(14,236,686)
Net change in unrealized appreciation on investments	7,971,062	29,134,507
Net increase in net assets resulting from operations	6,288,185	14,455,780

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	429,061	2,824,879
Shares redeemed	(11,510,054)	(21,523,156)
Redemption fees	229	3,429
Net decrease from beneficial share transactions	(11,080,764)	(18,694,848)
Institutional Class
Shares sold	1,572,144	14,089,626
Shares redeemed	(28,433,144)	(17,004,252)
Redemption fees	121	2,010
Net decrease from beneficial share transactions	(26,860,879)	(2,912,616)
Net decrease in net assets	(31,653,458)	(7,151,684)

NET ASSETS:
Beginning of period	87,462,856	94,614,540
End of period	$55,809,398	$87,462,856

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	25

Seven Canyons
Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

26	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$10.10		$9.52		$17.15	$11.45	$12.05	$12.74

(0.00	)(b)	0.06		0.04	0.17	0.23	0.34
0.47		1.18		(5.06)	5.73	(0.41)	(0.62)
0.47		1.24		(5.02)	5.90	(0.18)	(0.28)

(0.22)		(0.66)		–	(0.20)	(0.17)	(0.41)
–		–		(2.61)	–	(0.23)	–
–		–		–	–	(0.02)	–
(0.22)		(0.66)		(2.61)	(0.20)	(0.42)	(0.41)
0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.25		0.58		(7.63)	5.70	(0.60)	(0.69)
$10.35		$10.10		$9.52	$17.15	$11.45	$12.05
4.51%		12.90%		(34.67%)	51.66%	(1.60%)	(2.09%)

$20,726		$21,197		$21,668	$50,946	$27,217	$34,447

1.76	%(d)	1.59%		1.47%	1.29%	1.46%	1.31%
1.40	%(d)	1.25	%(e)	0.95%	0.95%	0.95%	0.95%
(0.05	%)(d)	0.57%		0.34%	1.11%	2.09%	2.85%
48%		102%		77%	90%	128%	50%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2023, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 0.95% of the fund’s average daily net assets. See Note 6 in the Notes to Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	27

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

28	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$11.93		$10.37	$25.50	$24.32	$15.97	$22.59

(0.05)		(0.06)	(0.22)	(0.38)	(0.20)	(0.05)
0.93		1.62	(11.28)	3.88	8.65	(2.04)
0.88		1.56	(11.50)	3.50	8.45	(2.09)

–		–	(3.62)	(2.33)	(0.10)	(4.53)
–		–	(0.01)	–	–	–
–		–	(3.63)	(2.33)	(0.10)	(4.53)
0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
0.88		1.56	(15.13)	1.18	8.35	(6.62)
$12.81		$11.93	$10.37	$25.50	$24.32	$15.97
7.38%		15.04%	(51.87%)	13.92%	53.12%	(7.13%)

$49,064		$56,289	$64,684	$204,662	$149,179	$111,449

2.27	%(d)	1.85%	1.94%	1.88%	2.02%	1.94%
1.73	%(d)(e)	1.75%	1.75%	1.75%	1.75%	1.75%
(0.82	%)(d)	(0.51%)	(1.30%)	(1.39%)	(1.12%)	(0.30%)
40%		114%	62%	101%	176%	136%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.75% of the Fund's average daily net assets for the Investor class. See Note 6 in the Notes to the Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	29

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

30	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$12.24		$10.62	$25.98	$24.69	$16.18	$22.78

(0.04)		(0.04)	(0.19)	(0.32)	(0.20)	(0.02)
0.94		1.66	(11.54)	3.93	8.81	(2.05)
0.90		1.62	(11.73)	3.61	8.61	(2.07)

–		–	(3.62)	(2.33)	(0.10)	(4.53)
–		–	(0.01)	–	–	–
–		–	(3.63)	(2.33)	(0.10)	(4.53)
0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
0.90		1.62	(15.36)	1.29	8.51	(6.60)
$13.14		$12.24	$10.62	$25.98	$24.69	$16.18
7.35%		15.25%	(51.79%)	14.17%	53.42%	(6.96%)

$6,746		$31,174	$29,931	$93,312	$37,373	$6,553

2.20	%(d)	1.91%	1.94%	1.88%	1.97%	1.94%
1.56	%(d)(e)	1.55%	1.55%	1.55%	1.55%	1.55%
(0.66	%)(d)	(0.30%)	(1.09%)	(1.17%)	(1.01%)	(0.10%)
40%		114%	62%	101%	176%	136%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.55% of the Fund's average daily net assets for the Institutional class. See Note 6 in the Notes to the Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	31

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”) (each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

32	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2024	33

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

Seven Canyons Strategic Global Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,877,876	$321,921	$145,391	$19,345,188
Short-Term Investment	1,192,566	–	–	1,192,566
Warrants	–	–	–	–
Total	$20,070,442	$321,921	$145,391	$20,537,754

Seven Canyons World Innovators Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,377,146	$1,663,257	$646,533	$53,686,936
Short-Term Investment	1,143,332	–	–	1,143,332
Warrants	–	–	–	–
Total	$52,520,478	$1,663,257	$646,533	$54,830,268

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stocks	Total
Balance as of September 30, 2023	$330,921	$330,921
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(9,000)	(9,000)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	145,391	145,391
Transfer out of Level 3	(321,921)	(321,921)
Balance as of March 31, 2024	$145,391	$145,391
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2024	$(100,370)	$(100,370)

34	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Seven Canyons World Innovators Fund	Common Stocks	Total
Balance as of September 30, 2023	$1,709,760	$1,709,760
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(46,503)	(46,503)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	646,533	646,533
Transfer out of Level 3	(1,663,257)	(1,663,257)
Balance as of March 31, 2024	$646,533	$646,533
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2024	$(512,399)	$(512,399)

Quantitative information about Level 3 measurements as of March 31, 2024:

Seven Canyons Strategic Global Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$145,391	Last Traded Price at Halt	Company Market and Financial Analysis	$0.215 CAD (last traded price at halt)

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$646,533	Last Traded Price at Halt	Company Market and Financial Analysis	$0.215 CAD (last traded price at halt)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: An increase or decrease in the market trading price would result in a corresponding increase or decrease in the fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Semi-Annual Report | March 31, 2024	35

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

36	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Global Fund	$1,455,593	$–

Semi-Annual Report | March 31, 2024	37

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$3,389,211	$9,725,893
Gross unrealized depreciation (excess of tax cost over value)	(1,501,634)	(8,523,592)
Net appreciation (depreciation) of foreign currency and derivatives	–	–
Net unrealized appreciation	$1,887,577	$1,202,301
Cost of investments for income tax purposes	$18,650,177	$53,627,967

These temporary differences are primarily attributed to wash sales.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Global Fund	$9,559,936	$11,000,220
Seven Canyons World Innovators Fund	30,009,867	64,657,844

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the six months ended March 31, 2024, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Seven Canyons Strategic Global Fund
Investor Class
Shares sold	21,396	71,671
Shares issued in reinvestment of distributions to shareholders	39,804	137,381
Shares redeemed	(156,909)	(385,799)
Net decrease in shares outstanding	(95,709)	(176,746)

Seven Canyons World Innovators Fund
Investor Class
Shares sold	34,625	225,626
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(922,276)	(1,742,910)
Net decrease in shares outstanding	(887,651)	(1,517,284)
Institutional Class
Shares sold	121,156	1,077,718
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(2,154,467)	(1,348,471)
Net decrease in shares outstanding	(2,033,311)	(270,753)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2024, the Strategic Global Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure. As of March 31, 2024, the World Innovators Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Semi-Annual Report | March 31, 2024	39

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Global Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.40% of the Strategic Global Fund’s average daily net assets, and 1.70% and 1.60% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.75% and 1.55% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. The Fee Waiver Agreement is in effect through at least January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that each Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2024, are disclosed in the Statements of Operations.

As of March 31, 2024, the balance of recoupable expenses was as follows:

	Expiring in 2024	Expiring in 2025	Expiring in 2026	Expiring in 2027
Seven Canyons Strategic Global Fund
Investor	$60,303	$171,242	$80,837	$38,117
Seven Canyons World Innovators Fund
Institutional	169,082	223,908	118,906	89,158
Investor	205,104	229,615	65,847	140,967

40	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the six months ended March 31, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of March 31, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Funds pay ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2024	41

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At March 31, 2024, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Global Fund

Reliq Health Technologies, Inc.	Common Stocks	10/3/2023	$267,278	$145,391	0.70%

Seven Canyons World Innovators Fund

Beonic, Ltd.	Common Stocks	11/17/2020	$1,556,735	$181,097	0.32%
Reliq Health Technologies, Inc.	Common Stocks	9/5/2023	1,281,992	646,533	1.16%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

42	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2024 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2024	43

Seven Canyons Advisors	Additional Information

March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-722-6966 or by writing to Seven Canyons Advisors at 22 East 100 South, Third Floor, Salt Lake City, Utah 84111.

44	www.sevencanyonsadvisors.com

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement

March 31, 2024 (Unaudited)

On February 15, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Seven Canyons Agreement”) between the Trust and Seven Canyons Global Asset Management, LLC (“Seven Canyons”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Seven Canyons Agreement, legal counsel to the Trust requested certain information from Seven Canyons. In response to these requests, the Trustees received reports from Seven Canyons that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Seven Canyons and discussed the services the firm provided pursuant to the Seven Canyons Agreement, as well as the information provided by Seven Canyons. During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Seven Canyons Agreement.

In evaluating Seven Canyons and the fees charged under the Seven Canyons Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Seven Canyons Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided, or in the case of the Seven Canyons Small Cap Growth Fund (“7CSCG Fund”), to be provided, to the Seven Canyons Strategic Global Fund (“7CSG Fund”) and Seven Canyons World Innovators Fund (“7CWI Fund”) (collectively, with 7CSCG, the “Seven Canyons Funds”) under the Seven Canyons Agreement. The Trustees reviewed certain background materials supplied by Seven Canyons in its presentation, including its Form ADV, organizational structure, and ownership structure. The Trustees discussed the research and decision-making processes utilized by Seven Canyons' fully integrated team of analysts including initial screening using financial data bases, thorough and collaborative deep due diligence, use of proprietary earnings models to analyze key growth drivers, and the use of valuations metrics. They considered the Adviser’s core investment criteria, described by the Adviser as earnings growth, quality management, return on assets, long term growth opportunities, and maintaining a long term investment horizon. They also discussed the extensive and quality bottom-up research conducted by the portfolio management team focused on buying undiscovered companies in their early growth cycle. The Trustees considered the background and significant experience of Seven Canyons’ management team in international small cap investing, including the portfolio managers primarily responsible for the day-to-day portfolio management of the Seven Canyons Funds, and discussed recent changes in personnel. The Trustees also reviewed the firm’s compliance record with the Trust. The Trustees then reviewed and discussed Seven Canyons’ financial statements and the representations by the Seven Canyons’ management team that it was able to continue to provide quality services to the Seven Canyons Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services rendered or to be rendered by Seven Canyons under the Seven Canyons Agreement.

Semi-Annual Report | March 31, 2024	45

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement
March 31, 2024 (Unaudited)

Investment Advisory Fee Rate and Total Net Expense Ratios: The Trustees reviewed and considered the contractual annual advisory fee paid by each Seven Canyons Fund to Seven Canyons in light of the nature, extent and quality of the advisory services provided to each Seven Canyons Fund. The Trustees considered the information they received comparing each Seven Canyons Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”), noting that each peer group consisted of the applicable Seven Canyons Fund and other funds identified by the Data Provider as comparable to that Fund.

The Trustees noted the contractual advisory fee of 0.70% and total net expense ratio of 1.25% for the 7CSG Fund. They further noted that the advisory fee was the lowest in the Fund’s peer group and the expense ratio was lower than the peer group median.

With respect to the 7CWI Fund, the Trustees noted that for each class of the Fund, the Fund’s contractual advisory fee of 1.50% was higher than the peer group median, but within the range of fees in the peer group, and that the total net expense ratio of 1.60% for the Institutional Class and 1.70% for the Investor Class were each higher than its respective peer group median.

The Trustees noted that the contractual advisory fee of 1.10% for each class of the 7CSCG Fund was higher than the peer group median, but within the range of the peer group. The Trustees further noted that the estimated total net expense ratio of 1.20% for the Institutional Class of the Fund was higher than the Fund’s peer group median, while the total net expense ratio of 1.35% for the Investor class of the Fund was comparable to the Fund’s peer group median.

The Trustees further noted that with respect to the Seven Canyons Funds, the adviser had agreed to continue its contractual fee waiver, whereby it agreed to waive its fees or reimburse each of the Funds, as applicable, to the extent necessary to limit the expenses of such Fund.

The Trustees considered the fees in light of the fundamental research performed by Seven Canyons. After further consideration, the Trustees determined that the contractual annual advisory fees of each Seven Canyons Fund were not unreasonable.

Performance: The Trustees reviewed and considered the performance of the 7CWI and 7CSG Funds over the 3-month, 1-, 3-, 5-, and 10-year, and since inception periods ended December 31, 2023 (as applicable). The review included a comparison of the Seven Canyons Funds’ performance to the performance of a peer group of comparable funds, as identified by the Data Provider.

The Trustees considered that the Institutional Class of the 7CWI Fund outperformed the peer group median for the since inception period, and underperformed the peer group median for the 3-month, 1-, 3- and 5-year periods. With respect to the Investor Class of the 7CWI Fund, the Trustees noted that the Fund had performance equal to the peer group median for the since inception period, and underperformed the peer group median over the 3-month, 1-, 3-, 5- and 10-year periods.

46	www.sevencanyonsadvisors.com

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement

March 31, 2024 (Unaudited)

Turning to the 7CSG Fund, the Trustees acknowledged that the Fund had outperformed the peer group median over the 3-year period and underperformed the peer group median for the 3-month, 1-, 5-, 10-year and since inception periods.

With respect to 7CSCG, the Trustees noted that the Fund had not yet launched, and therefore had no performance history to evaluate.

The Trustees noted that performance of the 7CWI and 7CSG Funds had produced favorable returns in Q4 2023. They considered the portfolio managers’ modifications to the Funds’ portfolios to seek to be better balanced and the subsequent impact on performance relative to their peers. The Trustees concluded that the 7CWI and 7CSG Funds performance was acceptable.

The Adviser’s Profitability: The Trustees received and considered a retrospective profitability analysis for 2023 and a projected profitability analysis for 2024 and 2025 prepared by Seven Canyons based on the fees paid under the Seven Canyons Agreement. The Trustees noted that the 7CWI was profitable to the Adviser in 2023, and was projected to be profitable to the Adviser in 2024 and 2025, and those profits appeared reasonable and not excessive. They further noted that 7CSG Fund was not profitable to the Adviser in 2023 and was not projected to be profitable in 2024 or 2025. The Trustees reviewed and discussed the financial statements of Seven Canyons and that the firm remained committed to continuing to provide the Funds with the support necessary for success over the long term.

Economies of Scale: The Trustees considered whether Seven Canyons was benefiting from economies of scale in the provision of services to each Seven Canyons Fund and whether such economies should be shared with the Funds’ shareholders under the Seven Canyons Agreement. They noted that the expense limitation agreement provided shareholders with some benefits of economies of scale despite the Funds not yet achieving scale.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seven Canyons from its relationship with each Seven Canyons Fund, including research and other support services, exposure to new customer bases, and its receipt of soft dollars. The Trustees concluded that considering all direct and indirect benefits were not unreasonable.

Based on the Trustees’ deliberations and their evaluation of the information provided, the Trustees concluded that approval of the Seven Canyons Agreement was in the best interests of the Seven Canyons Funds and their shareholders.

Semi-Annual Report | March 31, 2024	47

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Reserved.

Item 8.	Reserved.

Item 9.	Reserved.

Item 10.	Reserved.

Item 11.	Reserved.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 18.	Reserved.

Item 19.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 6, 2024

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	June 6, 2024